UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23733
Capital Group Growth ETF
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Sandra Chuon
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Growth ETF
CGGR
for the six months ended November 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Growth ETF (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
o
n a hy
poth
etical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGR	$ 21	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 18,442
Total number of portfolio holdings	106
Portfolio turnover rate	9%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-302-0126 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable for filing of semi-annual reports to shareholders.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Equity Exchange-Traded Funds
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended November 30, 2025
Lit. No. ETGEFP2-349-0126 © 2026 Capital Group. All rights reserved.

Capital Group Conservative Equity ETFunaudited
Investment portfolio November 30, 2025

Common stocks 97.73%	Shares	Value (000)
Information technology 23.30%
Microsoft Corp.	153,381	$75,465
Broadcom, Inc.	164,352	66,227
Apple, Inc.	135,980	37,918
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	58,432	17,033
Accenture PLC, Class A	67,717	16,929
Applied Materials, Inc.	48,720	12,290
KLA Corp.	9,055	10,644
Oracle Corp.	42,477	8,578
Texas Instruments, Inc.	49,687	8,361
Amphenol Corp., Class A	38,294	5,396
Salesforce, Inc.	20,170	4,650
Corning, Inc.	36,949	3,111
		266,602

Financials 14.01%
JPMorgan Chase & Co.	87,912	27,523
Wells Fargo & Co.	174,766	15,004
Morgan Stanley	88,288	14,979
PNC Financial Services Group, Inc.	66,833	12,746
Truist Financial Corp.	271,087	12,606
Progressive Corp.	51,455	11,772
Fidelity National Information Services, Inc.	156,093	10,266
Chubb, Ltd.	30,500	9,034
Marsh & McLennan Cos., Inc.	44,685	8,197
Visa, Inc., Class A	22,354	7,476
CME Group, Inc., Class A	24,478	6,890
BlackRock, Inc.	5,615	5,881
Great-West Lifeco, Inc.	120,748	5,599
Blackstone, Inc.	29,750	4,356
American International Group, Inc.	52,948	4,033
Capital One Financial Corp.	18,149	3,976
		160,338

Industrials 13.81%
RTX Corp.	295,442	51,676
General Electric Co.	130,384	38,913
Union Pacific Corp.	51,715	11,989
Northrop Grumman Corp.	16,242	9,294
Automatic Data Processing, Inc.	34,540	8,818
Airbus SE, non-registered shares	28,244	6,698
Carrier Global Corp.	111,424	6,115
Stanley Black & Decker, Inc.	74,272	5,312
Paychex, Inc.	47,109	5,262
FedEx Corp.	14,604	4,026
Illinois Tool Works, Inc.	16,059	4,003
L3Harris Technologies, Inc.	11,533	3,214
Honeywell International, Inc.	13,970	2,685
		158,005

Health care 12.95%
Eli Lilly and Co.	28,361	30,501
AbbVie, Inc.	99,655	22,691
Amgen, Inc.	60,381	20,859
Abbott Laboratories	131,972	17,011
Medtronic PLC	92,192	9,711
UnitedHealth Group, Inc.	29,362	9,683
Gilead Sciences, Inc.	69,980	8,806
CVS Health Corp.	105,462	8,475
Bristol-Myers Squibb Co.	110,860	5,454
AstraZeneca PLC (ADR)	48,219	4,471

Capital Group Equity Exchange-Traded Funds	1

Capital Group Conservative Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
GE HealthCare Technologies, Inc.	51,452	$4,116
Thermo Fisher Scientific, Inc.	5,428	3,207
Humana, Inc.	12,946	3,182
		148,167

Consumer staples 7.52%
Philip Morris International, Inc.	148,376	23,366
British American Tobacco PLC (ADR)	309,268	18,142
Mondelez International, Inc., Class A	309,667	17,827
Coca-Cola Co.	131,246	9,597
Procter & Gamble Co.	64,374	9,538
Hershey Co.	20,910	3,933
PepsiCo, Inc.	24,379	3,626
		86,029

Utilities 7.47%
Constellation Energy Corp.	39,003	14,211
NextEra Energy, Inc.	128,772	11,112
Sempra	112,100	10,618
Atmos Energy Corp.	55,914	9,862
Dominion Energy, Inc.	152,894	9,597
CenterPoint Energy, Inc.	230,278	9,207
DTE Energy Co.	57,139	7,830
Public Service Enterprise Group, Inc.	54,280	4,533
Southern Co. (The)	48,522	4,421
Xcel Energy, Inc.	50,530	4,149
		85,540

Consumer discretionary 4.46%
Starbucks Corp.	231,974	20,207
Home Depot, Inc.	55,229	19,712
Tractor Supply Co.	112,918	6,186
McDonald’s Corp.	15,909	4,961
		51,066

Communication services 4.23%
Meta Platforms, Inc., Class A	31,339	20,306
Alphabet, Inc., Class A	40,290	12,900
T-Mobile US, Inc.	35,123	7,341
AT&T, Inc.	157,251	4,092
Comcast Corp., Class A	140,943	3,762
		48,401

Energy 4.17%
Exxon Mobil Corp.	139,307	16,148
TC Energy Corp. (CAD denominated)	137,700	7,441
TC Energy Corp.	106,279	5,816
ConocoPhillips	101,929	9,040
Baker Hughes Co., Class A	103,603	5,201
EOG Resources, Inc.	37,710	4,067
		47,713

2	Capital Group Equity Exchange-Traded Funds

Capital Group Conservative Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)

Materials 3.71%
International Paper Co.	464,006	$18,319
Linde PLC	29,499	12,104
Air Products and Chemicals, Inc.	46,009	12,011
		42,434

Real estate 2.10%
Welltower, Inc. REIT	76,797	15,990
Extra Space Storage, Inc. REIT	32,754	4,362
Prologis, Inc. REIT	28,528	3,667
		24,019
Total common stocks (cost: $1,032,469,000)		1,118,314
Short-term securities 2.14%
Money market investments 2.14%
Capital Group Central Cash Fund 3.94% (a)(b)	245,050	24,503
Total short-term securities (cost: $24,502,000)		24,503
Total investment securities 99.87% (cost: $1,056,971,000)		1,142,817
Other assets less liabilities 0.13%		1,454
Net assets 100.00%		$1,144,271
Investments in affiliates (b)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.14%
Money market investments 2.14%
Capital Group Central Cash Fund 3.94% (a)	$20,709	$56,971	$53,173	$(3)	$(1)	$24,503	$452

(a)	Rate represents the seven-day yield at 11/30/2025.
(b)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	3

Capital Group Core Equity ETFunaudited
Investment portfolio November 30, 2025

Common stocks 97.31%	Shares	Value (000)
Information technology 30.80%
Microsoft Corp.	1,163,355	$572,382
NVIDIA Corp.	3,036,136	537,396
Broadcom, Inc.	1,248,967	503,284
Apple, Inc.	1,155,827	322,302
Applied Materials, Inc.	596,411	150,445
Amphenol Corp., Class A	768,055	108,219
Seagate Technology Holdings PLC	245,532	67,936
Cognizant Technology Solutions Corp., Class A	842,365	65,460
Accenture PLC, Class A	261,521	65,380
Oracle Corp.	280,663	56,680
Arista Networks, Inc. (a)	355,314	46,433
		2,495,917

Industrials 14.03%
RTX Corp.	1,362,146	238,253
Automatic Data Processing, Inc.	457,705	116,852
Airbus SE, non-registered shares	430,009	101,982
General Dynamics Corp.	271,542	92,767
Boeing Co. (The) (a)	432,796	81,798
General Electric Co.	272,098	81,208
GFL Environmental, Inc., subordinate voting shares	1,782,922	81,070
Carrier Global Corp.	1,338,557	73,460
United Rentals, Inc.	74,997	61,136
XPO, Inc. (a)	414,979	58,952
Ingersoll-Rand, Inc.	671,101	53,916
Honeywell International, Inc.	261,195	50,199
Uber Technologies, Inc. (a)	518,253	45,368
		1,136,961

Financials 11.70%
JPMorgan Chase & Co.	580,782	181,831
Mastercard, Inc., Class A	261,564	143,999
BlackRock, Inc.	129,161	135,270
Wells Fargo & Co.	1,046,595	89,850
Fidelity National Information Services, Inc.	1,333,096	87,678
Capital One Financial Corp.	279,813	61,299
PNC Financial Services Group, Inc.	282,571	53,892
Berkshire Hathaway, Inc., Class B (a)	101,608	52,207
Marsh & McLennan Cos., Inc.	274,008	50,267
Chubb, Ltd.	159,467	47,231
Visa, Inc., Class A	132,945	44,462
		947,986

Consumer discretionary 10.37%
Amazon.com, Inc. (a)	1,597,664	372,607
Starbucks Corp.	1,240,198	108,034
Home Depot, Inc.	227,453	81,182
Wyndham Hotels & Resorts, Inc.	1,029,016	75,324
Las Vegas Sands Corp.	1,097,910	74,834
Royal Caribbean Cruises, Ltd.	249,379	66,397
Tesla, Inc. (a)	143,637	61,788
		840,166

Health care 9.17%
Eli Lilly and Co.	306,131	329,235
Vertex Pharmaceuticals, Inc. (a)	277,461	120,310
AbbVie, Inc.	371,771	84,652

4	Capital Group Equity Exchange-Traded Funds

Capital Group Core Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	594,355	$76,612
UnitedHealth Group, Inc.	213,566	70,428
Thermo Fisher Scientific, Inc.	105,011	62,044
		743,281

Communication services 8.49%
Alphabet, Inc., Class A	627,086	200,780
Alphabet, Inc., Class C	424,792	135,985
Meta Platforms, Inc., Class A	419,807	272,014
Netflix, Inc. (a)	521,418	56,094
SoftBank Group Corp.	210,800	22,715
		687,588

Energy 3.19%
Baker Hughes Co., Class A	1,876,424	94,196
Canadian Natural Resources, Ltd. (CAD denominated)	2,461,816	83,326
Exxon Mobil Corp.	701,989	81,375
		258,897

Consumer staples 3.01%
British American Tobacco PLC	2,504,323	146,643
Procter & Gamble Co.	360,175	53,364
Philip Morris International, Inc.	280,546	44,180
		244,187

Materials 2.85%
Air Products and Chemicals, Inc.	320,333	83,623
Linde PLC	149,882	61,499
International Paper Co.	1,199,342	47,350
Eastman Chemical Co.	621,500	38,583
		231,055

Utilities 2.09%
Dominion Energy, Inc.	1,000,819	62,821
PG&E Corp.	3,645,032	58,758
CenterPoint Energy, Inc.	1,188,681	47,524
		169,103

Real estate 1.61%
VICI Properties, Inc. REIT	2,691,892	77,580
Equinix, Inc. REIT	69,773	52,561
		130,141
Total common stocks (cost: $6,456,765,000)		7,885,282
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.94% (b)(c)	2,139,156	213,894
Total short-term securities (cost: $213,883,000)		213,894
Total investment securities 99.95% (cost: $6,670,648,000)		8,099,176
Other assets less liabilities 0.05%		4,323
Net assets 100.00%		$8,103,499

Capital Group Equity Exchange-Traded Funds	5

Capital Group Core Equity ETF (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.94% (b)	$229,801	$682,167	$698,036	$(31)	$(7)	$213,894	$2,816

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 11/30/2025.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

6	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETFunaudited
Investment portfolio November 30, 2025

Common stocks 97.04%	Shares	Value (000)
Financials 18.44%
DBS Group Holdings, Ltd.	1,610,970	$67,380
Truist Financial Corp.	1,431,536	66,566
Zurich Insurance Group AG	75,734	54,418
London Stock Exchange Group PLC	429,165	50,636
JPMorgan Chase & Co.	152,770	47,829
Morgan Stanley	261,500	44,366
Euronext NV	265,077	40,681
Intact Financial Corp.	195,939	40,025
CME Group, Inc., Class A	135,023	38,004
KB Financial Group, Inc. (ADR)	409,944	34,882
Banco Santander SA	3,197,909	34,288
Munchener Ruckversicherungs-Gesellschaft AG	52,147	32,907
Webster Financial Corp.	531,847	31,698
East West Bancorp, Inc.	296,580	31,645
AIA Group, Ltd.	2,965,800	30,702
UniCredit SpA	275,673	20,495
Deutsche Bank AG	464,051	16,477
Hong Kong Exchanges and Clearing, Ltd.	278,400	14,696
PICC Property and Casualty Co., Ltd., Class H	5,572,000	12,639
		710,334

Information technology 15.67%
Broadcom, Inc.	417,495	168,234
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	529,068	154,229
TE Connectivity PLC	281,471	63,655
Accenture PLC, Class A	189,644	47,411
KLA Corp.	38,338	45,065
Microsoft Corp.	67,271	33,098
Fujitsu, Ltd.	1,088,600	28,913
SAP SE	107,829	26,086
Tokyo Electron, Ltd.	110,900	22,586
MediaTek, Inc.	329,000	14,623
		603,900

Industrials 15.48%
Airbus SE, non-registered shares	303,450	71,967
RTX Corp.	372,742	65,196
Ryanair Holdings PLC (ADR)	700,924	47,775
Mitsubishi Corp.	1,880,800	44,593
RELX PLC	935,002	37,536
Carrier Global Corp.	590,683	32,417
Wolters Kluwer NV	304,106	32,313
Hitachi, Ltd.	968,900	30,828
ITOCHU Corp.	486,900	29,188
UL Solutions, Inc., Class A	304,620	27,784
Northrop Grumman Corp.	47,631	27,257
Paychex, Inc.	235,081	26,256
Norfolk Southern Corp.	83,847	24,491
Trinity Industries, Inc.	830,103	22,014
BAE Systems PLC	962,970	21,051
Canadian National Railway Co. (CAD denominated)	216,138	20,704
Epiroc AB, Class A	837,188	17,966
Watsco, Inc.	49,256	17,062
		596,398

Health care 9.41%
AstraZeneca PLC	375,038	69,414
Abbott Laboratories	441,606	56,923
Eli Lilly and Co.	50,919	54,762
Amgen, Inc.	129,249	44,650

Capital Group Equity Exchange-Traded Funds	7

Capital Group Dividend Growers ETF (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
UnitedHealth Group, Inc.	126,142	$41,598
AbbVie, Inc.	146,623	33,386
EssilorLuxottica SA	89,510	32,053
Bristol-Myers Squibb Co.	399,039	19,633
Novo Nordisk AS, Class B	203,038	9,997
		362,416

Consumer discretionary 9.15%
Industria de Diseno Textil SA	970,271	54,306
YUM! Brands, Inc.	296,878	45,485
LVMH Moet Hennessy-Louis Vuitton SE	50,640	37,331
Amadeus IT Group SA, Class A, non-registered shares	507,028	37,253
Royal Caribbean Cruises, Ltd.	130,771	34,818
Starbucks Corp.	304,618	26,535
Bridgestone Corp.	489,400	22,953
Tractor Supply Co.	375,453	20,567
Aristocrat Leisure, Ltd.	514,636	19,666
Darden Restaurants, Inc.	109,205	19,611
Galaxy Entertainment Group, Ltd.	3,605,000	18,632
Evolution AB	228,227	15,597
		352,754

Consumer staples 8.78%
Philip Morris International, Inc.	635,198	100,031
Mondelez International, Inc., Class A	1,241,820	71,492
British American Tobacco PLC	862,520	50,506
Danone SA	431,523	38,544
Carlsberg A/S, Class B	266,509	33,099
Imperial Brands PLC	580,924	24,683
Nestle SA	200,207	19,896
		338,251

Utilities 6.89%
CenterPoint Energy, Inc.	1,741,478	69,624
Iberdrola SA, non-registered shares	3,269,354	68,966
SSE PLC	1,590,219	46,295
Sempra	461,898	43,751
Engie SA	1,444,422	36,694
		265,330

Real estate 3.58%
Welltower, Inc. REIT	468,089	97,465
Link REIT	3,549,600	16,814
Rexford Industrial Realty, Inc. REIT	294,495	12,254
Longfor Group Holdings, Ltd.	9,241,000	11,537
		138,070

Communication services 3.42%
T-Mobile US, Inc.	195,631	40,889
Koninklijke KPN NV	8,678,579	39,664
Nintendo Co., Ltd.	373,700	31,784
America Movil, SAB de CV, Class B (ADR)	836,255	19,301
		131,638

8	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF (continued)
Common stocks (continued)	Shares	Value (000)

Energy 3.26%
TotalEnergies SE	951,796	$62,712
ConocoPhillips	465,359	41,273
TC Energy Corp. (CAD denominated)	401,320	21,687
		125,672

Materials 2.96%
International Paper Co.	1,298,458	51,263
Barrick Mining Corp.	720,495	29,785
Vale SA (ADR), ordinary nominative shares	1,476,726	18,622
Antofagasta PLC	397,575	14,523
		114,193
Total common stocks (cost: $3,274,984,000)		3,738,956
Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 3.94% (a)(b)	1,082,222	108,211
Total short-term securities (cost: $108,207,000)		108,211
Total investment securities 99.85% (cost: $3,383,191,000)		3,847,167
Other assets less liabilities 0.15%		5,847
Net assets 100.00%		$3,853,014
Investments in affiliates (b)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 3.94% (a)	$44,689	$408,574	$345,035	$(11)	$(6)	$108,211	$2,118

(a)	Rate represents the seven-day yield at 11/30/2025.
(b)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	9

Capital Group Dividend Value ETFunaudited
Investment portfolio November 30, 2025

Common stocks 96.71%	Shares	Value (000)
Information technology 25.64%
Microsoft Corp.	2,954,763	$1,453,773
Broadcom, Inc.	3,528,815	1,421,971
NVIDIA Corp.	7,879,099	1,394,601
Applied Materials, Inc.	3,054,926	770,605
Apple, Inc.	1,981,147	552,443
Salesforce, Inc.	1,354,010	312,153
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	982,868	286,516
Texas Instruments, Inc.	1,226,472	206,378
Oracle Corp.	808,422	163,261
		6,561,701

Industrials 15.55%
RTX Corp.	6,723,077	1,175,934
General Electric Co.	2,861,354	853,971
Carrier Global Corp.	10,639,744	583,909
General Dynamics Corp.	1,253,127	428,106
Union Pacific Corp.	1,694,622	392,864
Uber Technologies, Inc. (a)	3,568,211	312,361
Illinois Tool Works, Inc.	934,761	233,017
		3,980,162

Health care 14.08%
Eli Lilly and Co.	1,476,263	1,587,677
AbbVie, Inc.	1,877,145	427,426
Medtronic PLC	3,545,917	373,491
Vertex Pharmaceuticals, Inc. (a)	704,682	305,557
GE HealthCare Technologies, Inc.	3,803,161	304,215
Amgen, Inc.	692,057	239,078
Abbott Laboratories	1,641,605	211,603
UnitedHealth Group, Inc.	471,928	155,628
		3,604,675

Consumer discretionary 10.10%
Starbucks Corp.	7,418,057	646,187
Las Vegas Sands Corp.	6,538,271	445,649
Amazon.com, Inc. (a)	1,654,683	385,905
McDonald’s Corp.	1,104,119	344,286
TopBuild Corp. (a)	668,695	302,584
Royal Caribbean Cruises, Ltd.	1,086,636	289,317
Hasbro, Inc.	2,067,421	170,769
		2,584,697

Consumer staples 6.82%
British American Tobacco PLC	16,227,434	950,216
Philip Morris International, Inc.	3,880,424	611,089
Mondelez International, Inc., Class A	3,213,634	185,009
		1,746,314

Financials 6.29%
JPMorgan Chase & Co.	1,803,323	564,584
American International Group, Inc.	6,815,610	519,077
Capital One Financial Corp.	1,436,124	314,612
First Citizens BancShares, Inc., Class A	112,351	210,983
		1,609,256

10	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Value ETF (continued)
Common stocks (continued)	Shares	Value (000)

Energy 5.50%
Halliburton Co.	19,417,036	$509,115
TC Energy Corp. (CAD denominated)	5,918,534	319,829
Canadian Natural Resources, Ltd.	8,708,041	294,070
Expand Energy Corp.	2,343,565	285,751
		1,408,765

Communication services 4.68%
Meta Platforms, Inc., Class A	976,550	632,755
Alphabet, Inc., Class A	1,764,313	564,898
		1,197,653

Materials 3.69%
International Paper Co.	10,127,414	399,830
Linde PLC	851,414	349,352
Air Products and Chemicals, Inc.	743,630	194,125
		943,307

Utilities 2.66%
NextEra Energy, Inc.	3,331,595	287,483
Public Service Enterprise Group, Inc.	2,401,901	200,607
DTE Energy Co.	1,414,320	193,804
		681,894

Real estate 1.70%
Prologis, Inc. REIT	2,039,151	262,092
VICI Properties, Inc. REIT	5,990,088	172,635
		434,727
Total common stocks (cost: $20,525,129,000)		24,753,151
Short-term securities 3.21%
Money market investments 3.21%
Capital Group Central Cash Fund 3.94% (b)(c)	8,217,396	821,658
Total short-term securities (cost: $821,687,000)		821,658
Total investment securities 99.92% (cost: $21,346,816,000)		25,574,809
Other assets less liabilities 0.08%		21,072
Net assets 100.00%		$25,595,881
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.21%
Money market investments 3.21%
Capital Group Central Cash Fund 3.94% (b)	$477,107	$2,687,233	$2,342,458	$(147)	$(77)	$821,658	$9,569

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 11/30/2025.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Capital Group Equity Exchange-Traded Funds	11

Capital Group Dividend Value ETF (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

12	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETFunaudited
Investment portfolio November 30, 2025

Common stocks 95.78%	Shares	Value (000)
Information technology 23.67%
Broadcom, Inc.	169,336	$68,236
Microsoft Corp.	102,996	50,675
Apple, Inc.	135,849	37,881
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	117,583	34,277
ASML Holding NV	24,118	25,274
SAP SE	76,069	18,402
Fujitsu, Ltd.	576,600	15,314
NVIDIA Corp.	80,684	14,281
TDK Corp.	724,000	11,868
KLA Corp.	8,692	10,217
SK hynix, Inc. (GDR)	22,372	8,063
Keyence Corp.	19,400	6,603
Salesforce, Inc.	28,017	6,459
Applied Materials, Inc.	19,457	4,908
Accenture PLC, Class A	18,023	4,506
Micron Technology, Inc.	17,941	4,243
ServiceNow, Inc. (a)	4,604	3,740
		324,947

Industrials 19.41%
General Electric Co.	97,594	29,127
Safran SA	82,213	27,685
Rolls-Royce Holdings PLC	1,316,772	18,627
GE Vernova, Inc.	26,898	16,133
Airbus SE, non-registered shares	62,007	14,706
Northrop Grumman Corp.	23,706	13,566
Ingersoll-Rand, Inc.	156,517	12,574
ABB, Ltd.	158,881	11,416
DSV A/S	48,996	11,168
United Rentals, Inc.	11,606	9,461
HEICO Corp.	29,092	9,219
Armstrong World Industries, Inc.	42,526	8,069
Epiroc AB, Class A	361,472	7,757
AMETEK, Inc.	38,750	7,668
Ryanair Holdings PLC (ADR)	110,838	7,555
RTX Corp.	41,389	7,239
ITOCHU Corp.	109,600	6,570
FedEx Corp.	23,461	6,468
CSX Corp.	170,833	6,041
Hitachi, Ltd.	173,500	5,520
Rheinmetall AG, non-registered shares	3,057	5,250
Bombardier, Inc., Class B (a)	29,073	4,829
Honeywell International, Inc.	23,934	4,600
RELX PLC	108,829	4,369
MTU Aero Engines AG	9,807	4,008
BAE Systems PLC	175,103	3,828
Wolters Kluwer NV	29,004	3,082
		266,535

Financials 15.64%
JPMorgan Chase & Co.	99,103	31,027
DBS Group Holdings, Ltd.	425,500	17,797
Mastercard, Inc., Class A	26,061	14,347
Deutsche Bank AG	401,068	14,241
Visa, Inc., Class A	42,070	14,070
AIA Group, Ltd.	1,231,000	12,744
Standard Chartered PLC	534,635	11,850
Marsh & McLennan Cos., Inc.	61,713	11,321
London Stock Exchange Group PLC	91,916	10,845
Hong Kong Exchanges and Clearing, Ltd.	198,600	10,484
UniCredit SpA	137,057	10,189

Capital Group Equity Exchange-Traded Funds	13

Capital Group Global Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Munchener Ruckversicherungs-Gesellschaft AG	15,109	$9,534
Skandinaviska Enskilda Banken AB, Class A	447,593	8,906
S&P Global, Inc.	16,636	8,299
Aon PLC, Class A	21,623	7,653
NatWest Group PLC	692,046	5,795
Arch Capital Group, Ltd. (a)	57,037	5,357
Partners Group Holding AG	4,353	5,163
Arthur J. Gallagher & Co.	20,668	5,118
		214,740

Communication services 8.58%
Alphabet, Inc., Class A	187,076	59,898
Meta Platforms, Inc., Class A	28,029	18,161
Nintendo Co., Ltd.	102,000	8,675
Koninklijke KPN NV	1,534,223	7,012
America Movil, SAB de CV, Class B (ADR)	247,655	5,716
Tencent Holdings, Ltd.	71,700	5,631
Netflix, Inc. (a)	43,360	4,665
Comcast Corp., Class A	163,118	4,354
ROBLOX Corp., Class A (a)	39,232	3,728
		117,840

Health care 8.26%
AstraZeneca PLC	138,057	25,552
Abbott Laboratories	111,106	14,322
Novo Nordisk AS, Class B	288,632	14,211
Amgen, Inc.	37,494	12,953
BeOne Medicines, Ltd. (ADR) (a)	29,320	9,987
EssilorLuxottica SA	26,101	9,346
Danaher Corp.	30,567	6,932
Eli Lilly and Co.	6,325	6,802
AbbVie, Inc.	20,049	4,565
Vertex Pharmaceuticals, Inc. (a)	10,232	4,437
UnitedHealth Group, Inc.	12,766	4,210
		113,317

Consumer discretionary 6.80%
Amazon.com, Inc. (a)	67,098	15,649
Royal Caribbean Cruises, Ltd.	45,359	12,077
LVMH Moet Hennessy-Louis Vuitton SE	16,296	12,013
Hilton Worldwide Holdings, Inc.	36,294	10,345
Industria de Diseno Textil SA	180,628	10,110
Amadeus IT Group SA, Class A, non-registered shares	128,387	9,433
Sony Group Corp.	262,000	7,677
MercadoLibre, Inc. (a)	3,280	6,795
Tractor Supply Co.	89,276	4,890
Chipotle Mexican Grill, Inc. (a)	128,044	4,420
		93,409

Consumer staples 4.34%
Philip Morris International, Inc.	90,191	14,203
Danone SA	129,575	11,574
L’Oreal SA, non-registered shares	20,752	9,042
Nestle SA	73,804	7,334
Anheuser-Busch InBev SA/NV	116,295	7,152
Costco Wholesale Corp.	5,970	5,454
Hershey Co.	25,414	4,780
		59,539

14	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 3.85%
Engie SA	544,413	$13,830
Constellation Energy Corp.	30,014	10,936
RWE AG	212,939	10,804
Atmos Energy Corp.	49,851	8,792
CenterPoint Energy, Inc.	213,269	8,527
		52,889

Energy 2.64%
TotalEnergies SE	268,675	17,703
TC Energy Corp. (CAD denominated)	155,725	8,415
EQT Corp.	88,838	5,407
BP PLC	779,838	4,691
		36,216

Materials 2.15%
Air Liquide SA	48,941	9,374
Shin-Etsu Chemical Co., Ltd.	297,600	8,962
Barrick Mining Corp. (CAD denominated)	135,460	5,665
Linde PLC	13,521	5,548
		29,549

Real estate 0.44%
Welltower, Inc. REIT	29,015	6,042
Total common stocks (cost: $1,196,043,000)		1,315,023
Short-term securities 4.17%
Money market investments 4.17%
Capital Group Central Cash Fund 3.94% (b)(c)	572,765	57,271
Total short-term securities (cost: $57,274,000)		57,271
Total investment securities 99.95% (cost: $1,253,317,000)		1,372,294
Other assets less liabilities 0.05%		662
Net assets 100.00%		$1,372,956
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.17%
Money market investments 4.17%
Capital Group Central Cash Fund 3.94% (b)	$1,094	$121,448	$65,265	$(3)	$(3)	$57,271	$581

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 11/30/2025.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Capital Group Equity Exchange-Traded Funds	15

Capital Group Global Equity ETF (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

16	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETFunaudited
Investment portfolio November 30, 2025

Common stocks 96.33%	Shares	Value (000)
Information technology 28.53%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,461,665	$426,090
Broadcom, Inc.	989,710	398,813
Microsoft Corp.	701,850	345,317
ASML Holding NV	220,240	230,799
NVIDIA Corp.	1,300,939	230,266
NEC Corp.	2,716,600	102,494
Micron Technology, Inc.	405,963	96,002
Cloudflare, Inc., Class A (a)	306,539	61,372
AppLovin Corp., Class A (a)	82,176	49,263
Tokyo Electron, Ltd.	238,200	48,513
Shopify, Inc., Class A, subordinate voting shares (a)	298,769	47,397
Capgemini SE	262,799	41,093
International Business Machines Corp.	130,400	40,239
Intel Corp. (a)	953,692	38,682
EPAM Systems, Inc. (a)	193,688	36,220
Apple, Inc.	124,367	34,680
Ubiquiti, Inc.	47,260	27,557
		2,254,797

Industrials 17.39%
Safran SA	419,490	141,262
Comfort Systems USA, Inc.	141,948	138,675
Airbus SE, non-registered shares	539,882	128,039
Siemens AG	367,954	97,445
General Electric Co.	273,746	81,700
Ryanair Holdings PLC (ADR)	1,171,049	79,819
TransDigm Group, Inc.	50,893	69,223
Boeing Co. (The) (a)	356,159	67,314
ASSA ABLOY AB, Class B	1,618,334	61,470
BAE Systems PLC	2,636,468	57,635
Saab AB, Class B	1,115,839	56,212
Core & Main, Inc., Class A (a)	955,419	46,185
Copart, Inc. (a)	1,182,562	46,096
ATI, Inc. (a)	451,432	45,504
Hitachi, Ltd.	1,381,900	43,969
Howmet Aerospace, Inc.	206,174	42,181
DSV A/S	178,876	40,772
Ingersoll-Rand, Inc.	486,709	39,102
Compagnie de Saint-Gobain SA, non-registered shares	361,498	36,038
GT Capital Holdings, Inc.	2,803,390	27,702
Hanwha Aerospace Co., Ltd.	32,886	19,052
Alliance Global Group, Inc.	79,922,900	9,581
		1,374,976

Consumer discretionary 14.27%
Prosus NV, Class N	2,010,245	126,528
MercadoLibre, Inc. (a)	39,428	81,686
Booking Holdings, Inc.	16,441	80,802
MGM China Holdings, Ltd.	36,169,388	76,745
LVMH Moet Hennessy-Louis Vuitton SE	98,019	72,258
Compagnie Financiere Richemont SA, Class A	334,817	70,981
Amazon.com, Inc. (a)	295,189	68,844
Starbucks Corp.	766,406	66,762
Trip.com Group, Ltd. (ADR)	884,480	61,843
InterContinental Hotels Group PLC	464,218	61,578
Chipotle Mexican Grill, Inc. (a)	1,540,786	53,188
Hyundai Motor Co.	290,076	51,579
Renault SA	1,274,708	50,969
General Motors Co.	685,748	50,416
Alibaba Group Holding, Ltd. (ADR)	278,851	43,863
D.R. Horton, Inc.	232,379	36,951

Capital Group Equity Exchange-Traded Funds	17

Capital Group Global Growth Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Sanrio Co., Ltd.	991,100	$35,445
Carvana Co., Class A (a)	51,768	19,342
Urban Outfitters, Inc. (a)	249,700	18,495
		1,128,275

Financials 11.50%
Citigroup, Inc.	1,387,835	143,780
Banco Bilbao Vizcaya Argentaria SA	6,125,360	131,912
Brookfield Corp., Class A	2,351,409	110,516
Visa, Inc., Class A	316,299	105,783
Aon PLC, Class A	294,371	104,184
3i Group PLC	2,481,002	103,775
Prudential PLC	6,783,084	98,242
Societe Generale	1,164,317	80,955
Coinbase Global, Inc., Class A (a)	108,798	29,682
		908,829

Health care 9.04%
Vertex Pharmaceuticals, Inc. (a)	223,565	96,940
Argenx SE (ADR) (a)	84,617	77,169
Thermo Fisher Scientific, Inc.	116,005	68,539
Regeneron Pharmaceuticals, Inc.	84,865	66,211
AstraZeneca PLC (ADR)	709,300	65,766
Sanofi	601,809	59,869
UnitedHealth Group, Inc.	180,500	59,524
Eli Lilly and Co.	50,279	54,074
EssilorLuxottica SA	124,013	44,408
Pfizer, Inc.	1,710,457	44,027
Cigna Group (The)	148,086	41,061
Alnylam Pharmaceuticals, Inc. (a)	62,470	28,189
Centene Corp. (a)	217,315	8,565
		714,342

Communication services 6.46%
Meta Platforms, Inc., Class A	209,813	135,948
Alphabet, Inc., Class A	300,839	96,323
Spotify Technology SA (a)	108,059	64,713
Publicis Groupe SA	645,050	62,839
Bharti Airtel, Ltd.	2,493,229	58,579
Nintendo Co., Ltd.	555,300	47,229
Netflix, Inc. (a)	420,633	45,252
		510,883

Consumer staples 4.61%
Nestle SA	761,462	75,672
Costco Wholesale Corp.	72,605	66,331
Monster Beverage Corp. (a)	679,313	50,942
Dollar General Corp.	438,006	47,957
Carrefour SA, non-registered shares	2,862,665	44,049
Pernod Ricard SA	446,723	40,202
Philip Morris International, Inc.	246,772	38,862
		364,015

Materials 2.81%
Linde PLC	141,077	57,887
Lynas Rare Earths, Ltd. (a)	4,969,101	47,097

18	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Agnico Eagle Mines, Ltd.	248,651	$43,387
Amcor PLC	4,775,150	40,684
First Quantum Minerals, Ltd. (a)	1,459,293	33,256
		222,311

Energy 1.44%
Canadian Natural Resources, Ltd. (CAD denominated)	2,098,881	71,042
Reliance Industries, Ltd.	2,460,049	43,110
		114,152

Utilities 0.28%
Oklo, Inc., Class A (a)(b)	241,643	22,082
Total common stocks (cost: $6,200,057,000)		7,614,662
Preferred securities 1.32%
Information technology 1.32%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,034,707	103,766
Total preferred securities (cost: $84,256,000)		103,766
Short-term securities 2.17%
Money market investments 2.06%
Capital Group Central Cash Fund 3.94% (c)(d)	1,629,965	162,980

Money market investments purchased with collateral from securities on loan 0.11%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.92% (e)	8,780,310	8,780
Total short-term securities (cost: $171,758,000)		171,760
Total investment securities 99.82% (cost: $6,456,071,000)		7,890,188
Other assets less liabilities 0.18%		14,391
Net assets 100.00%		$7,904,579
Investments in affiliates (d)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.06%
Money market investments 2.06%
Capital Group Central Cash Fund 3.94% (c)	$714	$1,363,552	$1,201,294	$8	$— (f)	$162,980	$3,357

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 11/30/2025.
(d)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.

Capital Group Equity Exchange-Traded Funds	19

Capital Group Global Growth Equity ETF (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

20	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETFunaudited
Investment portfolio November 30, 2025

Common stocks 98.11%	Shares	Value (000)
Information technology 29.89%
Broadcom, Inc.	2,597,693	$1,046,766
NVIDIA Corp.	5,095,208	901,852
Microsoft Corp.	1,699,548	836,195
Shopify, Inc., Class A, subordinate voting shares (a)	2,419,634	383,851
Micron Technology, Inc.	1,531,464	362,161
Cloudflare, Inc., Class A (a)	1,478,576	296,026
Apple, Inc.	979,767	273,208
Salesforce, Inc.	1,032,839	238,111
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	633,259	184,601
SK hynix, Inc.	368,715	132,879
Strategy, Inc., Class A (a)	581,644	103,056
Fair Isaac Corp. (a)	55,338	99,931
Synopsys, Inc. (a)	216,764	90,609
ASML Holding NV (ADR)	78,800	83,528
Constellation Software, Inc.	32,891	79,623
Adobe, Inc. (a)	246,352	78,865
Unity Software, Inc. (a)	1,736,744	73,846
Motorola Solutions, Inc.	188,096	69,535
KLA Corp.	54,771	64,382
Intel Corp. (a)	1,403,497	56,926
AppLovin Corp., Class A (a)	94,768	56,811
		5,512,762

Communication services 17.95%
Meta Platforms, Inc., Class A	2,169,603	1,405,794
Alphabet, Inc., Class C	1,918,625	614,190
Alphabet, Inc., Class A	1,693,115	542,102
Netflix, Inc. (a)	4,729,553	508,805
Live Nation Entertainment, Inc. (a)	566,269	74,436
ROBLOX Corp., Class A (a)	717,205	68,156
Snap, Inc., Class A, nonvoting shares (a)	7,685,821	59,027
Charter Communications, Inc., Class A (a)	189,065	37,836
		3,310,346

Consumer discretionary 15.01%
Tesla, Inc. (a)	2,567,410	1,104,423
Amazon.com, Inc. (a)	1,766,668	412,022
Royal Caribbean Cruises, Ltd.	697,148	185,616
D.R. Horton, Inc.	1,049,642	166,904
Chipotle Mexican Grill, Inc. (a)	3,759,719	129,785
DoorDash, Inc., Class A (a)	580,756	115,205
NIKE, Inc., Class B	1,490,612	96,338
Hermes International	34,378	83,745
Tractor Supply Co.	1,486,530	81,432
Burlington Stores, Inc. (a)	275,791	69,563
Home Depot, Inc.	190,331	67,933
Aramark	1,663,829	61,845
Wayfair, Inc., Class A (a)	544,922	60,377
Norwegian Cruise Line Holdings, Ltd. (a)	2,661,181	49,125
Amadeus IT Group SA, Class A, non-registered shares	600,623	44,130
Rivian Automotive, Inc., Class A (a)	2,396,452	40,404
		2,768,847

Health care 11.85%
Intuitive Surgical, Inc. (a)	699,409	401,097
Eli Lilly and Co.	339,245	364,848
Alnylam Pharmaceuticals, Inc. (a)	615,097	277,550
Vertex Pharmaceuticals, Inc. (a)	569,993	247,155
Thermo Fisher Scientific, Inc.	227,544	134,440
HCA Healthcare, Inc.	250,794	127,476

Capital Group Equity Exchange-Traded Funds	21

Capital Group Growth ETF (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
UnitedHealth Group, Inc.	351,111	$115,786
Boston Scientific Corp. (a)	1,058,835	107,556
Insmed, Inc. (a)	296,895	61,686
Guardant Health, Inc. (a)	562,027	60,935
Mettler-Toledo International, Inc. (a)	38,381	56,678
Illumina, Inc. (a)	423,378	55,653
Danaher Corp.	226,540	51,375
Exact Sciences Corp. (a)	475,146	48,127
Ascendis Pharma AS (ADR) (a)	190,420	40,432
Hims & Hers Health, Inc., Class A (a)(b)	853,816	33,948
		2,184,742

Industrials 9.37%
TransDigm Group, Inc.	272,755	370,993
General Electric Co.	632,820	188,865
United Rentals, Inc.	200,035	163,065
Quanta Services, Inc.	327,810	152,392
Ingersoll-Rand, Inc.	1,474,759	118,482
Uber Technologies, Inc. (a)	1,332,691	116,664
United Airlines Holdings, Inc. (a)	906,224	92,399
ATI, Inc. (a)	829,107	83,574
FTAI Aviation, Ltd.	403,610	69,921
Equifax, Inc.	312,473	66,360
Northrop Grumman Corp.	103,651	59,314
Airbus SE, non-registered shares	235,384	55,824
Ryanair Holdings PLC (ADR)	730,188	49,770
Axon Enterprise, Inc. (a)	74,044	39,994
Rocket Lab Corp. (a)	834,300	35,157
Boeing Co. (The) (a)	185,666	35,091
GE Vernova, Inc.	49,324	29,583
		1,727,448

Financials 7.70%
Visa, Inc., Class A	1,136,516	380,097
Bank of America Corp.	3,631,802	194,846
KKR & Co., Inc.	1,095,438	133,983
Mastercard, Inc., Class A	235,339	129,561
Toast, Inc., Class A (a)	2,972,566	101,632
Affirm Holdings, Inc., Class A (a)	1,330,993	94,434
Apollo Asset Management, Inc.	632,629	83,412
Fiserv, Inc. (a)	1,207,221	74,208
Capital One Financial Corp.	328,693	72,007
Block, Inc., Class A (a)	920,226	61,471
Blackstone, Inc.	334,819	49,024
Progressive Corp.	202,832	46,406
		1,421,081

Consumer staples 1.90%
Performance Food Group Co. (a)	1,462,479	141,963
Costco Wholesale Corp.	135,356	123,660
Philip Morris International, Inc.	538,796	84,849
		350,472

Materials 1.63%
Wheaton Precious Metals Corp.	1,475,637	162,394
Grupo Mexico, SAB de CV, Series B	9,916,211	86,414
Albemarle Corp.	395,898	51,463
		300,271

22	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF (continued)
Common stocks (continued)	Shares	Value (000)

Energy 1.44%
EOG Resources, Inc.	1,149,378	$123,960
Baker Hughes Co., Class A	1,438,923	72,234
Canadian Natural Resources, Ltd. (CAD denominated)	2,027,683	68,632
		264,826

Utilities 0.73%
Constellation Energy Corp.	231,621	84,394
PG&E Corp.	3,152,548	50,819
		135,213

Real estate 0.64%
Zillow Group, Inc., Class C, nonvoting shares (a)	867,263	64,507
CoStar Group, Inc. (a)	771,815	53,101
		117,608
Total common stocks (cost: $14,050,603,000)		18,093,616
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	4,185	— (d)
Total rights & warrants (cost: $0)		— (d)
Short-term securities 1.93%
Money market investments 1.89%
Capital Group Central Cash Fund 3.94% (e)(f)	3,485,279	348,493

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.92% (e)(g)	6,583,238	6,583
Total short-term securities (cost: $355,096,000)		355,076
Total investment securities 100.04% (cost: $14,405,699,000)		18,448,692
Other assets less liabilities (0.04)%		(7,057)
Net assets 100.00%		$18,441,635
Investments in affiliates (f)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 1.89%
Money market investments 1.89%
Capital Group Central Cash Fund 3.94% (e)	$419,993	$1,098,650	$1,170,101	$— (d)	$(49)	$348,493	$4,512

Capital Group Equity Exchange-Traded Funds	23

Capital Group Growth ETF (continued)
(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 11/30/2025.
(f)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

24	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETFunaudited
Investment portfolio November 30, 2025

Common stocks 97.94%	Shares	Value (000)
Financials 23.48%
UniCredit SpA	151,583	$11,269
Societe Generale	154,099	10,715
AXA SA	211,658	9,551
Zurich Insurance Group AG	12,260	8,809
CaixaBank SA, non-registered shares	714,339	7,968
Skandinaviska Enskilda Banken AB, Class A	391,067	7,781
Banco Bilbao Vizcaya Argentaria SA	347,133	7,476
DBS Group Holdings, Ltd.	177,200	7,411
HSBC Holdings PLC	520,758	7,382
AIA Group, Ltd.	670,000	6,936
Bank Hapoalim BM	311,866	6,718
Prudential PLC	409,312	5,928
Banco Santander SA	515,142	5,523
HDFC Bank, Ltd.	480,604	5,414
KB Financial Group, Inc.	55,533	4,712
PICC Property and Casualty Co., Ltd., Class H	2,018,000	4,577
Euronext NV	29,587	4,541
Resona Holdings, Inc.	444,200	4,522
NatWest Group PLC	527,981	4,421
Ping An Insurance (Group) Co. of China, Ltd., Class H	526,000	3,831
Deutsche Bank AG	99,938	3,548
Kotak Mahindra Bank, Ltd.	145,653	3,459
London Stock Exchange Group PLC	27,642	3,261
Japan Post Bank Co., Ltd.	253,200	3,045
Axis Bank, Ltd.	199,534	2,855
Aon PLC, Class A	7,769	2,750
Tryg A/S	105,058	2,603
3i Group PLC	61,844	2,587
Hiscox, Ltd.	138,242	2,454
CVC Capital Partners PLC	137,775	2,276
Mizuho Financial Group, Inc.	63,000	2,208
Tokio Marine Holdings, Inc.	62,400	2,202
ICICI Bank, Ltd. (ADR)	70,092	2,189
XP, Inc., Class A	98,142	1,934
Pluxee NV	112,622	1,808
Hong Kong Exchanges and Clearing, Ltd.	34,100	1,800
Etoro Group, Ltd., Class A (a)(b)	42,615	1,788
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	1,924,000	1,742
Bank Leumi le-Israel BM	82,776	1,728
Hana Financial Group, Inc.	26,774	1,699
Grupo Financiero Banorte, SAB de CV, Series O	158,941	1,520
Abu Dhabi Islamic Bank PJSC	233,432	1,265
		186,206

Industrials 16.26%
BAE Systems PLC	642,838	14,053
Airbus SE, non-registered shares	57,610	13,663
Ryanair Holdings PLC (ADR)	166,015	11,316
Siemens AG	26,063	6,902
Deutsche Post AG	113,257	5,890
ITOCHU Corp.	94,200	5,647
Hitachi, Ltd.	171,800	5,466
Safran SA	15,150	5,102
Motiva Infraestrutura de Mobilidade SA	1,584,792	4,745
ABB, Ltd.	64,041	4,602
Diploma PLC	59,044	4,274
Epiroc AB, Class A	174,262	3,740
Canadian National Railway Co. (CAD denominated)	37,234	3,566
ASSA ABLOY AB, Class B	85,733	3,256
RELX PLC	79,309	3,184
Volvo AB, Class B	100,645	3,015
Copa Holdings SA, Class A	23,683	2,885

Capital Group Equity Exchange-Traded Funds	25

Capital Group International Core Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Compagnie de Saint-Gobain SA, non-registered shares	27,334	$2,725
Mitsui & Co., Ltd.	101,900	2,706
Deutsche Lufthansa AG	281,234	2,698
DSV A/S	10,820	2,466
SPIE SA	36,865	1,998
SGH, Ltd.	64,316	1,992
Rheinmetall AG, non-registered shares	1,099	1,887
Bombardier, Inc., Class B (a)	10,574	1,756
Full Truck Alliance Co., Ltd., Class A (ADR)	150,353	1,706
IHI Corp.	89,400	1,595
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	64,521	1,573
Rolls-Royce Holdings PLC	109,268	1,546
Kanzhun, Ltd., Class A (ADR)	66,909	1,479
Daikin Industries, Ltd.	11,300	1,468
		128,901

Information technology 13.00%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	118,615	34,577
ASML Holding NV	16,692	17,492
Samsung Electronics Co., Ltd.	150,947	10,315
MediaTek, Inc.	156,000	6,934
Broadcom, Inc.	16,364	6,594
SK hynix, Inc.	13,072	4,711
NEC Corp.	123,500	4,660
SAP SE	13,165	3,185
Sage Group PLC (The)	217,271	3,092
ASMPT, Ltd.	312,000	3,018
Fujitsu, Ltd.	95,600	2,539
Capgemini SE	16,208	2,534
ASM International NV	3,275	1,802
Tokyo Electron, Ltd.	8,100	1,650
		103,103

Consumer discretionary 8.57%
Industria de Diseno Textil SA	201,983	11,305
Trip.com Group, Ltd. (ADR)	94,365	6,598
Prosus NV, Class N	103,166	6,493
LVMH Moet Hennessy-Louis Vuitton SE	8,034	5,922
MGM China Holdings, Ltd.	2,652,800	5,629
H World Group, Ltd. (ADR)	63,277	2,917
Midea Group Co., Ltd., Class A	256,300	2,891
Amadeus IT Group SA, Class A, non-registered shares	39,100	2,873
Nitori Holdings Co., Ltd.	133,000	2,302
ANTA Sports Products, Ltd.	208,600	2,273
Suzuki Motor Corp.	142,500	2,228
Restaurant Brands International, Inc.	30,604	2,224
Hyundai Motor Co.	11,875	2,112
Evolution AB	29,938	2,046
Entain PLC	194,756	2,004
Paltac Corp.	62,400	1,878
Renault SA	44,589	1,783
InterContinental Hotels Group PLC	11,766	1,561
B&M European Value Retail SA	647,582	1,449
Meituan, Class B (a)	109,600	1,443
		67,931

Consumer staples 8.44%
British American Tobacco PLC	254,824	14,922
Nestle SA	106,544	10,588
Philip Morris International, Inc.	56,491	8,896

26	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Pernod Ricard SA	70,490	$6,344
Imperial Brands PLC	148,515	6,310
Carlsberg A/S, Class B	35,162	4,367
Arca Continental, SAB de CV	343,793	3,508
L’Oreal SA, non-registered shares	7,952	3,465
Carrefour SA, non-registered shares	215,511	3,316
KT&G Corp.	29,436	2,912
Anheuser-Busch InBev SA/NV	36,721	2,258
		66,886

Communication services 6.91%
Koninklijke KPN NV	2,124,948	9,712
Tencent Holdings, Ltd.	101,600	7,980
Singapore Telecommunications, Ltd.	1,946,400	7,104
Publicis Groupe SA	58,854	5,733
Bharti Airtel, Ltd.	169,141	3,974
BT Group PLC	1,086,030	2,603
Orange	149,736	2,465
America Movil, SAB de CV, Class B (ADR)	99,371	2,293
Nippon Television Holdings, Inc.	85,100	2,180
NetEase, Inc.	75,300	2,070
Deutsche Telekom AG	59,953	1,931
Nintendo Co., Ltd.	21,600	1,837
HYBE Co., Ltd.	8,571	1,745
Indus Towers, Ltd. (a)	353,685	1,586
MTN Group, Ltd.	167,095	1,542
		54,755

Materials 6.88%
Barrick Mining Corp.	195,671	8,089
Glencore PLC (a)	1,173,975	5,610
BASF SE	103,080	5,369
Agnico Eagle Mines, Ltd.	26,700	4,659
Linde PLC	9,820	4,029
Vale SA (ADR), ordinary nominative shares	246,524	3,109
Valterra Platinum, Ltd.	44,644	3,106
Norsk Hydro ASA	398,234	2,848
Anhui Conch Cement Co., Ltd., Class H	911,500	2,742
Air Liquide SA	13,710	2,626
Shin-Etsu Chemical Co., Ltd.	72,500	2,183
Nutrien, Ltd.	36,349	2,115
Southern Copper Corp.	15,437	2,080
Rio Tinto PLC	27,844	2,000
Amcor PLC (CDI)	167,806	1,439
Heidelberg Materials AG, non-registered shares	5,224	1,341
Impala Platinum Holdings, Ltd.	96,191	1,205
		54,550

Health care 6.81%
AstraZeneca PLC	83,243	15,407
Sanofi	153,305	15,251
EssilorLuxottica SA	26,616	9,531
Roche Holding AG, nonvoting non-registered shares	10,363	3,966
Novo Nordisk AS, Class B	74,270	3,657
Bayer AG	74,421	2,632
Chugai Pharmaceutical Co., Ltd.	47,100	2,526
Grifols SA, Class B (ADR)	120,713	1,068
		54,038

Capital Group Equity Exchange-Traded Funds	27

Capital Group International Core Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)

Energy 4.30%
TotalEnergies SE	164,443	$10,835
Cameco Corp. (a)	64,975	5,764
Canadian Natural Resources, Ltd. (CAD denominated)	152,147	5,150
Shell PLC	128,855	4,751
Cenovus Energy, Inc.	207,933	3,710
TC Energy Corp. (CAD denominated)	37,316	2,016
BP PLC	316,030	1,901
		34,127

Utilities 2.33%
RWE AG	86,679	4,398
Iberdrola SA, non-registered shares	195,002	4,114
SSE PLC	136,588	3,976
Engie SA	140,677	3,574
Brookfield Infrastructure Partners, LP	68,148	2,446
		18,508

Real estate 0.96%
Mitsubishi Estate Co., Ltd.	121,400	2,865
CK Asset Holdings, Ltd.	547,000	2,805
Prologis Property Mexico, SA de CV, REIT	447,457	1,908
		7,578
Total common stocks (cost: $704,353,000)		776,583
Short-term securities 2.07%
Money market investments 1.93%
Capital Group Central Cash Fund 3.94% (c)(d)	153,012	15,300

Money market investments purchased with collateral from securities on loan 0.14%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.92% (c)(e)	1,129,692	1,130
Total short-term securities (cost: $16,430,000)		16,430
Total investment securities 100.01% (cost: $720,783,000)		793,013
Other assets less liabilities (0.01)%		(104)
Net assets 100.00%		$792,909
Investments in affiliates (d)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 1.93%
Money market investments 1.93%
Capital Group Central Cash Fund 3.94% (c)	$6,696	$75,543	$66,939	$— (f)	$— (f)	$15,300	$234

28	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (continued)
(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 11/30/2025.
(d)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	29

Capital Group International Equity ETFunaudited
Investment portfolio November 30, 2025

Common stocks 97.57%	Shares	Value (000)
Industrials 25.65%
Safran SA	117,276	$39,492
Rolls-Royce Holdings PLC	2,189,214	30,968
ABB, Ltd.	401,612	28,857
Airbus SE, non-registered shares	117,806	27,939
DSV A/S	95,725	21,819
Epiroc AB, Class A	993,276	21,315
Mitsubishi Corp.	789,300	18,714
BAE Systems PLC	840,336	18,371
Hitachi, Ltd.	556,600	17,710
Ryanair Holdings PLC (ADR)	232,274	15,832
ITOCHU Corp.	250,300	15,005
RELX PLC	338,283	13,581
MTU Aero Engines AG	31,564	12,899
Recruit Holdings Co., Ltd.	248,100	12,721
Daikin Industries, Ltd.	96,200	12,498
Canadian National Railway Co.	113,873	10,919
Wolters Kluwer NV	87,303	9,277
Rheinmetall AG, non-registered shares	5,055	8,681
		336,598

Financials 20.95%
Skandinaviska Enskilda Banken AB, Class A	1,495,214	29,751
UniCredit SpA	353,270	26,264
NatWest Group PLC	2,566,479	21,490
London Stock Exchange Group PLC	176,217	20,791
Hong Kong Exchanges and Clearing, Ltd.	387,200	20,440
Banco Santander SA	1,693,428	18,157
AIA Group, Ltd.	1,734,600	17,957
Resona Holdings, Inc.	1,702,600	17,333
Euronext NV	110,081	16,894
Deutsche Bank AG	470,825	16,718
Banco Bilbao Vizcaya Argentaria SA	774,510	16,679
DBS Group Holdings, Ltd.	396,500	16,584
Munchener Ruckversicherungs-Gesellschaft AG	24,766	15,628
Standard Chartered PLC	562,947	12,478
Partners Group Holding AG	6,605	7,834
		274,998

Information technology 14.42%
ASML Holding NV	42,832	44,885
SAP SE	125,237	30,297
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	102,098	29,762
Halma PLC	325,067	15,328
Tokyo Electron, Ltd.	63,100	12,851
TDK Corp.	754,300	12,365
Keyence Corp.	34,900	11,878
Shopify, Inc., Class A, subordinate voting shares (a)	71,476	11,339
Fujitsu, Ltd.	426,800	11,336
OBIC Co., Ltd.	286,600	9,218
		189,259

Health care 9.94%
AstraZeneca PLC	201,811	37,352
Novo Nordisk AS, Class B	524,406	25,820
EssilorLuxottica SA	66,042	23,649
Daiichi Sankyo Co., Ltd.	568,500	14,069

30	Capital Group Equity Exchange-Traded Funds

Capital Group International Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Chugai Pharmaceutical Co., Ltd.	238,600	$12,796
HOYA Corp.	63,300	9,507
BeOne Medicines, Ltd. (ADR) (a)	21,422	7,297
		130,490

Consumer discretionary 8.61%
LVMH Moet Hennessy-Louis Vuitton SE	31,398	23,146
Amadeus IT Group SA, Class A, non-registered shares	302,322	22,213
Sony Group Corp.	608,900	17,841
Industria de Diseno Textil SA	284,572	15,928
MercadoLibre, Inc. (a)	6,971	14,442
Suzuki Motor Corp.	666,600	10,421
Ferrari NV	22,998	9,012
		113,003

Consumer staples 7.30%
L’Oreal SA, non-registered shares	50,675	22,079
Nestle SA	198,009	19,678
British American Tobacco PLC	264,967	15,515
Imperial Brands PLC	344,414	14,634
Danone SA	151,144	13,500
Anheuser-Busch InBev SA/NV	168,964	10,392
		95,798

Utilities 4.10%
RWE AG	449,505	22,807
Engie SA	759,829	19,303
Iberdrola SA, non-registered shares	551,917	11,642
		53,752

Materials 3.20%
Air Liquide SA	83,023	15,902
Shin-Etsu Chemical Co., Ltd.	451,100	13,584
Barrick Mining Corp.	302,845	12,520
		42,006

Communication services 2.14%
Nintendo Co., Ltd.	181,300	15,420
Tencent Holdings, Ltd.	160,900	12,637
		28,057

Energy 1.26%
TotalEnergies SE	251,350	16,561
Total common stocks (cost: $1,135,104,000)		1,280,522

Capital Group Equity Exchange-Traded Funds	31

Capital Group International Equity ETF (continued)
Short-term securities 2.36%	Shares	Value (000)
Money market investments 2.36%
Capital Group Central Cash Fund 3.94% (b)(c)	310,041	$31,001
Total short-term securities (cost: $31,001,000)		31,001
Total investment securities 99.93% (cost: $1,166,105,000)		1,311,523
Other assets less liabilities 0.07%		969
Net assets 100.00%		$1,312,492
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.36%
Money market investments 2.36%
Capital Group Central Cash Fund 3.94% (b)	$31,921	$115,436	$116,347	$(7)	$(2)	$31,001	$775

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 11/30/2025.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
Refer to the notes to financial statements.

32	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETFunaudited
Investment portfolio November 30, 2025

Common stocks 99.50%	Shares	Value (000)
Industrials 17.58%
Airbus SE, non-registered shares	690,848	$163,843
Rolls-Royce Holdings PLC	5,505,081	77,873
Recruit Holdings Co., Ltd.	1,518,100	77,840
Siemens AG	248,380	65,778
Volvo AB, Class B	1,829,151	54,791
Techtronic Industries Co., Ltd.	4,483,000	52,455
MTU Aero Engines AG	124,002	50,676
Melrose Industries PLC	5,928,805	46,723
Diploma PLC	557,916	40,384
Localiza Rent a Car SA, ordinary nominative shares	4,113,139	34,891
Hitachi, Ltd.	945,200	30,074
Schneider Electric SE	100,127	26,830
Safran SA	63,141	21,263
Ashtead Group PLC	208,769	13,350
		756,771

Financials 17.10%
Standard Chartered PLC	6,754,751	149,722
Nu Holdings, Ltd., Class A (a)	5,289,014	91,976
Banco Bilbao Vizcaya Argentaria SA	4,201,674	90,485
Mizuho Financial Group, Inc.	1,903,800	66,732
KB Financial Group, Inc.	743,689	63,110
ING Groep NV	2,128,342	55,179
AIA Group, Ltd.	4,619,800	47,825
Banco Santander SA	4,409,214	47,275
3i Group PLC	999,135	41,792
Banco BPM SpA	2,314,299	33,329
Tokio Marine Holdings, Inc.	717,000	25,297
Bank Central Asia Tbk PT	47,501,400	23,601
		736,323

Information technology 14.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,869,000	269,280
SK hynix, Inc.	255,056	91,918
ASML Holding NV	81,377	85,278
Tokyo Electron, Ltd.	402,100	81,893
SAP SE	276,381	66,862
Samsung Electronics Co., Ltd.	521,542	35,641
		630,872

Communication services 10.91%
SoftBank Group Corp.	1,659,200	178,788
Tencent Holdings, Ltd.	1,059,100	83,182
Bharti Airtel, Ltd.	3,298,739	77,505
Deutsche Telekom AG	1,420,853	45,754
Nintendo Co., Ltd.	386,500	32,872
Universal Music Group NV	1,027,138	26,308
Singapore Telecommunications, Ltd.	6,993,100	25,526
		469,935

Materials 9.67%
First Quantum Minerals, Ltd. (a)	6,678,778	152,204
Ivanhoe Mines, Ltd., Class A (a)	7,768,455	81,291
Grupo Mexico, SAB de CV, Series B	6,697,859	58,368
Nitto Denko Corp.	1,989,000	49,184
Anglo American PLC	1,149,665	43,413
Shin-Etsu Chemical Co., Ltd.	1,054,900	31,767
		416,227

Capital Group Equity Exchange-Traded Funds	33

Capital Group International Focus Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 7.93%
Compagnie Financiere Richemont SA, Class A	233,051	$49,407
MercadoLibre, Inc. (a)	22,364	46,333
Trip.com Group, Ltd.	633,179	43,509
Maruti Suzuki India, Ltd.	241,626	42,951
Kering SA	110,285	37,458
Moncler SpA	489,497	33,002
Flutter Entertainment PLC (a)	150,537	31,434
Sea, Ltd., Class A (ADR) (a)	208,462	28,978
Ferrari NV	71,870	28,162
		341,234

Health care 7.45%
Daiichi Sankyo Co., Ltd.	4,372,300	108,201
Sanofi	713,965	71,026
Novo Nordisk AS, Class B	1,282,284	63,136
AstraZeneca PLC	156,239	28,918
Eurofins Scientific SE, non-registered shares	396,553	26,975
Zealand Pharma AS (a)	280,222	22,476
		320,732

Consumer staples 6.25%
British American Tobacco PLC (ADR)	1,822,831	106,927
Danone SA	615,454	54,972
Ajinomoto Co., Inc.	1,713,000	39,748
L’Oreal SA, non-registered shares	89,389	38,947
JBS NV (BDR) (a)	1,936,101	28,528
		269,122

Energy 6.11%
Reliance Industries, Ltd.	6,509,816	114,080
Canadian Natural Resources, Ltd. (CAD denominated)	3,131,408	105,990
Cenovus Energy, Inc.	2,408,088	42,969
		263,039

Utilities 1.85%
Gulf Development PCL (a)	25,481,467	32,253
Engie SA	994,583	25,266
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	838,317	22,158
		79,677
Total common stocks (cost: $3,386,217,000)		4,283,932
Short-term securities 0.68%
Money market investments 0.68%
Capital Group Central Cash Fund 3.94% (b)(c)	289,770	28,974
Total short-term securities (cost: $28,973,000)		28,974
Total investment securities 100.18% (cost: $3,415,190,000)		4,312,906
Other assets less liabilities (0.18)%		(7,550)
Net assets 100.00%		$4,305,356

34	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 0.68%
Money market investments 0.68%
Capital Group Central Cash Fund 3.94% (b)	$140,081	$731,468	$842,597	$31	$(9)	$28,974	$2,272

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 11/30/2025.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	35

Capital Group New Geography Equity ETFunaudited
Investment portfolio November 30, 2025

Common stocks 97.82%	Shares	Value (000)
Information technology 22.67%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	305,698	$89,114
SK hynix, Inc.	83,138	29,962
Broadcom, Inc.	66,146	26,654
Microsoft Corp.	53,676	26,409
NVIDIA Corp.	97,069	17,181
ASML Holding NV	9,014	9,446
ASML Holding NV (ADR)	3,394	3,598
Tokyo Electron, Ltd.	55,200	11,242
KLA Corp.	6,319	7,428
Xiaomi Corp., Class B (a)	843,600	4,445
Cloudflare, Inc., Class A (a)	20,704	4,145
SAP SE	15,947	3,858
Elite Material Co., Ltd.	76,000	3,693
MediaTek, Inc.	77,000	3,422
Capgemini SE	21,596	3,377
Samsung Electronics Co., Ltd.	48,806	3,335
Intel Corp. (a)	64,542	2,618
Accton Technology Corp.	72,000	2,351
Jentech Precision Industrial Co., Ltd.	24,000	2,221
E Ink Holdings, Inc.	312,000	1,909
Micron Technology, Inc.	6,108	1,444
Coforge, Ltd.	65,638	1,401
Keyence Corp.	3,400	1,157
Advantech Co., Ltd.	95,000	872
		261,282

Financials 18.54%
Nu Holdings, Ltd., Class A (a)	992,827	17,265
Banco Bilbao Vizcaya Argentaria SA	768,855	16,558
Mastercard, Inc., Class A	23,314	12,835
AIA Group, Ltd.	873,400	9,042
Standard Chartered PLC	403,060	8,934
Capitec Bank Holdings, Ltd.	37,830	8,585
Kotak Mahindra Bank, Ltd.	343,901	8,168
HDFC Bank, Ltd.	719,068	8,100
UniCredit SpA	93,768	6,971
Abu Dhabi Islamic Bank PJSC	1,265,318	6,856
XP, Inc., Class A	300,291	5,919
KB Financial Group, Inc.	68,868	5,844
Eurobank Ergasias Services and Holdings SA	1,363,159	5,387
PICC Property and Casualty Co., Ltd., Class H	2,330,000	5,285
PB Fintech, Ltd. (a)	232,416	4,726
Al Rajhi Banking and Investment Corp., non-registered shares	181,094	4,627
Brookfield Corp., Class A	93,891	4,413
Axis Bank, Ltd.	276,290	3,953
Cholamandalam Investment and Finance Co., Ltd.	201,003	3,901
Banco Santander SA	362,247	3,884
Hana Financial Group, Inc.	57,532	3,650
National Bank of Greece SA	222,592	3,486
Visa, Inc., Class A	10,232	3,422
ICICI Bank, Ltd. (ADR)	108,438	3,386
Hong Kong Exchanges and Clearing, Ltd.	59,000	3,114
B3 SA - Brasil, Bolsa, Balcao	1,108,623	3,109
Banco BTG Pactual SA, units	304,071	3,078
AU Small Finance Bank, Ltd.	285,366	3,048
Bank of the Philippine Islands	1,455,570	2,891
HSBC Holdings PLC	201,848	2,861
Woori Financial Group, Inc.	157,247	2,839
Shriram Finance, Ltd.	295,462	2,813
China Merchants Bank Co., Ltd., Class H	410,500	2,757
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,227,076	2,700
Bajaj Finance, Ltd.	232,528	2,697

36	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Emirates NBD Bank PJSC	377,966	$2,511
Grupo Financiero Banorte, SAB de CV, Series O	258,647	2,473
Futu Holdings, Ltd. (ADR)	13,753	2,333
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	2,457,000	2,225
Aon PLC, Class A	5,795	2,051
BSE, Ltd.	62,673	2,034
Samsung Life Insurance Co., Ltd.	17,783	1,849
Bank Central Asia Tbk PT	2,274,100	1,130
		213,710

Consumer discretionary 12.69%
MercadoLibre, Inc. (a)	10,532	21,820
Trip.com Group, Ltd. (ADR)	161,836	11,315
Trip.com Group, Ltd.	107,950	7,418
Alibaba Group Holding, Ltd. (ADR)	85,795	13,496
LVMH Moet Hennessy-Louis Vuitton SE	17,574	12,955
Midea Group Co., Ltd., Class A	940,800	10,613
Eicher Motors, Ltd.	101,824	8,029
H World Group, Ltd. (ADR)	123,375	5,688
Galaxy Entertainment Group, Ltd.	894,000	4,621
TVS Motor Co., Ltd.	114,329	4,514
Compagnie Financiere Richemont SA, Class A	19,359	4,104
Prosus NV, Class N	63,942	4,025
BYD Co., Ltd., Class H	302,200	3,784
Jumbo SA	116,255	3,690
Sea, Ltd., Class A (ADR) (a)	21,188	2,945
Vibra Energia SA	610,857	2,849
Sands China, Ltd.	1,011,600	2,754
Hyundai Motor Co.	14,857	2,642
Wynn Resorts, Ltd.	19,188	2,469
Maruti Suzuki India, Ltd.	13,743	2,443
Ryohin Keikaku Co., Ltd.	116,700	2,316
Naspers, Ltd., Class N	35,581	2,225
Meituan, Class B (a)	168,000	2,212
PDD Holdings, Inc. (ADR) (a)	16,140	1,874
Eternal, Ltd. (a)	481,419	1,615
Shenzhou International Group Holdings, Ltd.	154,500	1,374
Amadeus IT Group SA, Class A, non-registered shares	16,893	1,241
Li Ning Co., Ltd.	527,500	1,176
		146,207

Industrials 12.27%
Airbus SE, non-registered shares	67,267	15,953
Rolls-Royce Holdings PLC	768,355	10,869
General Electric Co.	33,763	10,076
Hitachi, Ltd.	300,000	9,545
Kanzhun, Ltd., Class A (ADR)	346,308	7,653
Copa Holdings SA, Class A	54,226	6,605
Safran SA	16,702	5,624
Localiza Rent a Car SA, ordinary nominative shares	581,830	4,936
Techtronic Industries Co., Ltd.	384,500	4,499
Motiva Infraestrutura de Mobilidade SA	1,431,526	4,286
International Container Terminal Services, Inc.	434,320	4,018
Contemporary Amperex Technology Co., Ltd., Class A	73,400	3,869
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	151,765	3,700
BAE Systems PLC	166,326	3,636
Uber Technologies, Inc. (a)	41,357	3,620
AGCO Corp.	33,406	3,540
Shenzhen Inovance Technology Co., Ltd., Class A	335,800	3,352
WEG SA	384,790	3,192
Leonardo SpA	55,267	3,007

Capital Group Equity Exchange-Traded Funds	37

Capital Group New Geography Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Larsen & Toubro, Ltd.	62,948	$2,864
Daikin Industries, Ltd.	22,000	2,858
IHI Corp.	156,600	2,794
TransDigm Group, Inc.	1,760	2,394
Weichai Power Co., Ltd., Class A	946,900	2,315
DSV A/S	9,173	2,091
Jiangsu Hengli Hydraulic Co., Ltd., Class A	144,500	2,068
Aselan Elektronik Sanayi ve Ticaret AS	474,801	2,049
Siemens AG	7,498	1,986
Rumo SA	625,456	1,976
Mitsubishi Heavy Industries, Ltd.	74,200	1,876
Carrier Global Corp.	29,112	1,598
Full Truck Alliance Co., Ltd., Class A (ADR)	135,550	1,538
InPost SA (a)	92,872	1,088
		141,475

Communication services 10.81%
Tencent Holdings, Ltd.	426,928	33,531
Alphabet, Inc., Class A	27,730	8,878
Alphabet, Inc., Class C	21,276	6,811
Meta Platforms, Inc., Class A	24,179	15,667
Bharti Airtel, Ltd.	628,565	14,768
NetEase, Inc.	221,700	6,094
NetEase, Inc. (ADR)	29,874	4,124
MTN Group, Ltd.	924,441	8,529
Netflix, Inc. (a)	43,714	4,703
America Movil, SAB de CV, Class B (ADR)	176,980	4,085
True Corp. PCL, foreign registered shares	7,006,600	2,351
True Corp. PCL, nonvoting depository receipts	2,031,100	681
Tencent Music Entertainment Group, Class A (ADR)	160,491	2,961
KT Corp. (ADR)	152,648	2,803
Telkom Indonesia (Persero) Tbk PT, Class B	13,184,300	2,778
Spotify Technology SA (a)	3,931	2,354
Baidu, Inc., Class A (ADR) (a)	16,098	1,882
TIM SA	334,249	1,587
		124,587

Health care 5.74%
Max Healthcare Institute, Ltd.	856,241	11,131
Novo Nordisk AS, Class B	216,634	10,666
AstraZeneca PLC	40,942	7,578
Thermo Fisher Scientific, Inc.	12,602	7,446
Eli Lilly and Co.	6,111	6,572
Laurus Labs, Ltd.	521,532	6,013
BeOne Medicines, Ltd. (ADR) (a)	10,290	3,505
Innovent Biologics, Inc. (a)	237,500	2,870
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	298,050	2,614
Danaher Corp.	8,782	1,992
EssilorLuxottica SA	5,185	1,857
Abbott Laboratories	12,543	1,617
Zai Lab, Ltd. (ADR) (a)	58,189	1,188
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	43,408	1,170
		66,219

Materials 5.44%
Vale SA (ADR), ordinary nominative shares	576,347	7,268
Grupo Mexico, SAB de CV, Series B	819,862	7,145
First Quantum Minerals, Ltd. (a)	247,918	5,650
Barrick Mining Corp.	134,219	5,549
Glencore PLC (a)	1,038,136	4,961

38	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Amcor PLC (CDI)	466,097	$3,996
Nitto Denko Corp.	144,200	3,566
APL Apollo Tubes, Ltd.	183,196	3,520
BASF SE	51,200	2,667
Valterra Platinum, Ltd.	36,994	2,573
Southern Copper Corp.	17,455	2,353
Freeport-McMoRan, Inc.	53,437	2,297
Linde PLC	4,718	1,936
Sika AG	9,805	1,931
Wheaton Precious Metals Corp. (CAD denominated)	17,474	1,919
Saudi Basic Industries Corp. non-registered shares	124,388	1,829
Anhui Conch Cement Co., Ltd., Class H	603,000	1,814
Nutrien, Ltd.	28,774	1,674
		62,648

Consumer staples 4.37%
Nestle SA	105,474	10,482
Kweichow Moutai Co., Ltd., Class A	40,900	8,380
ITC, Ltd.	931,286	4,209
Arca Continental, SAB de CV	404,683	4,129
JBS NV (BDR) (a)	233,028	3,434
Shoprite Holdings, Ltd.	183,866	2,950
Carlsberg A/S, Class B	22,242	2,762
Anheuser-Busch InBev SA/NV	44,725	2,751
Dino Polska SA, non-registered shares (a)	217,565	2,432
KT&G Corp.	20,591	2,037
Ajinomoto Co., Inc.	82,600	1,917
British American Tobacco PLC	31,039	1,817
United Spirits, Ltd.	99,244	1,611
Tsingtao Brewery Co., Ltd., Class H	216,000	1,459
		50,370

Energy 2.28%
Reliance Industries, Ltd.	482,541	8,456
TotalEnergies SE	103,411	6,814
ADNOC Drilling Co. PJSC	2,268,607	3,230
Adnoc Gas PLC	2,548,084	2,262
Vista Energy, SAB de CV, Class A (ADR) (a)	45,092	2,217
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	161,030	2,019
Chevron Corp.	8,165	1,234
		26,232

Real estate 1.69%
Lodha Developers, Ltd.	774,763	9,945
China Resources Mixc Lifestyle Services, Ltd.	736,400	4,192
CK Asset Holdings, Ltd.	443,000	2,271
China Resources Land, Ltd.	433,000	1,677
Emaar Properties PJSC	378,773	1,372
		19,457

Utilities 1.32%
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	182,868	4,833
Equatorial Energia SA, ordinary nominative shares	497,369	3,707
Power Grid Corp. of India, Ltd.	1,142,322	3,448
Gulf Development PCL (a)	2,580,904	3,267
		15,255
Total common stocks (cost: $993,858,000)		1,127,442

Capital Group Equity Exchange-Traded Funds	39

Capital Group New Geography Equity ETF (continued)
Preferred securities 0.58%	Shares	Value (000)
Financials 0.30%
Itau Unibanco Holding SA (ADR), preferred nominative shares	444,931	$3,471

Information technology 0.28%
Samsung Electronics Co., Ltd., nonvoting preferred shares	61,812	3,152

Consumer discretionary 0.00%
TVS Motor Co., Ltd., 6.00% preferred shares (a)	330,300	37
Total preferred securities (cost: $5,351,000)		6,660
Short-term securities 1.72%
Money market investments 1.72%
Capital Group Central Cash Fund 3.94% (b)(c)	198,443	19,842
Total short-term securities (cost: $19,842,000)		19,842
Total investment securities 100.12% (cost: $1,019,051,000)		1,153,944
Other assets less liabilities (0.12)%		(1,439)
Net assets 100.00%		$1,152,505
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 1.72%
Money market investments 1.72%
Capital Group Central Cash Fund 3.94% (b)	$13,985	$150,391	$144,533	$1	$(2)	$19,842	$466

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 11/30/2025.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Refer to the notes to financial statements.

40	Capital Group Equity Exchange-Traded Funds

Financial statementsunaudited
Statements of assets and liabilities at November 30, 2025(dollars and shares in thousands, except per-share amounts)

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,118,314	$7,885,282	$3,738,956	$24,753,151
Affiliated issuers	24,503	213,894	108,211	821,658
Cash	172	810	234	4,542
Cash denominated in currencies other than U.S. dollars	—	1	812	— *
Cash collateral received for securities on loan	—	—	—	—
Receivables for:
Sales of investments	—	—	—	—
Sales of fund’s shares	—	—	10,004	—
Dividends and interest	1,575	5,640	5,705	23,187
	1,144,564	8,105,627	3,863,922	25,602,538
Liabilities:
Collateral for securities on loan	—	—	—	—
Payables for:
Purchases of investments	—	—	9,486	—
Investment advisory services	293	2,128	1,422	6,657
Non-U.S. taxes	—	—	—	—
	293	2,128	10,908	6,657
Net assets at November 30, 2025	$1,144,271	$8,103,499	$3,853,014	$25,595,881
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,061,907	$6,729,516	$3,401,998	$21,016,282
Total distributable earnings (accumulated loss)	82,364	1,373,983	451,016	4,579,599
Net assets at November 30, 2025	$1,144,271	$8,103,499	$3,853,014	$25,595,881
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,144,271	$8,103,499	$3,853,014	$25,595,881
Shares outstanding	37,164	200,364	107,844	584,124
Net asset value per share	$30.79	$40.44	$35.73	$43.82
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost:
Unaffiliated issuers	$1,032,469	$6,456,765	$3,274,984	$20,525,129
Affiliated issuers	24,502	213,883	108,207	821,687
Cash denominated in currencies other than U.S. dollars, at cost	—	1	810	— *

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	41

Financial statements (continued)unaudited
Statements of assets and liabilities at November 30, 2025 (continued)(dollars and shares in thousands, except per-share amounts)

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,315,023	$7,727,208	$18,100,199	$777,713
Affiliated issuers	57,271	162,980	348,493	15,300
Cash	50	511	365	62
Cash denominated in currencies other than U.S. dollars	191	1,327	— *	461
Cash collateral received for securities on loan	—	976	731	126
Receivables for:
Sales of investments	—	54,813	—	—
Sales of fund’s shares	1,262	13,825	—	1,266
Dividends and interest	864	6,861	5,020	1,026
	1,374,661	7,968,501	18,454,808	795,954
Liabilities:
Collateral for securities on loan	—	9,756	7,314	1,256
Payables for:
Purchases of investments	1,209	48,905	164	1,223
Investment advisory services	496	2,980	5,695	324
Non-U.S. taxes	—	2,281	—	242
	1,705	63,922	13,173	3,045
Net assets at November 30, 2025	$1,372,956	$7,904,579	$18,441,635	$792,909
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,252,658	$6,524,310	$14,571,478	$723,041
Total distributable earnings (accumulated loss)	120,298	1,380,269	3,870,157	69,868
Net assets at November 30, 2025	$1,372,956	$7,904,579	$18,441,635	$792,909
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,372,956	$7,904,579	$18,441,635	$792,909
Shares outstanding	43,524	228,764	416,364	25,044
Net asset value per share	$31.54	$34.55	$44.29	$31.66
Investment securities on loan, at value	$—	$9,564	$7,156	$1,225
Investment securities, at cost:
Unaffiliated issuers	$1,196,043	$6,293,093	$14,057,186	$705,483
Affiliated issuers	57,274	162,978	348,513	15,300
Cash denominated in currencies other than U.S. dollars, at cost	190	1,323	— *	461

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

42	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)unaudited
Statements of assets and liabilities at November 30, 2025 (continued)(dollars and shares in thousands, except per-share amounts)

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,280,522	$4,283,932	$1,134,102
Affiliated issuers	31,001	28,974	19,842
Cash	50	52	102
Cash denominated in currencies other than U.S. dollars	782	1,130	267
Cash collateral received for securities on loan	—	—	—
Receivables for:
Sales of investments	595	—	3,837
Sales of fund’s shares	—	—	—
Dividends and interest	1,540	6,170	722
	1,314,490	4,320,258	1,158,872
Liabilities:
Collateral for securities on loan	—	—	—
Payables for:
Purchases of investments	1,444	—	3,445
Investment advisory services	554	1,903	573
Non-U.S. taxes	—	12,999	2,349
	1,998	14,902	6,367
Net assets at November 30, 2025	$1,312,492	$4,305,356	$1,152,505
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,181,903	$3,615,161	$1,022,378
Total distributable earnings (accumulated loss)	130,589	690,195	130,127
Net assets at November 30, 2025	$1,312,492	$4,305,356	$1,152,505
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,312,492	$4,305,356	$1,152,505
Shares outstanding	38,244	144,084	36,404
Net asset value per share	$34.32	$29.88	$31.66
Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost:
Unaffiliated issuers	$1,135,104	$3,386,217	$999,209
Affiliated issuers	31,001	28,973	19,842
Cash denominated in currencies other than U.S. dollars, at cost	781	1,131	267

*	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	43

Financial statements (continued)unaudited
Statements of operations for the six months ended November 30, 2025(dollars in thousands)

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$7,473	$43,339	$35,585	$181,749
Affiliated issuers	452	2,816	2,118	9,569
	7,925	46,155	37,703	191,318
Securities lending income (net of fees)	4	8	12	116
	7,929	46,163	37,715	191,434
Fees and expenses:
Investment advisory services	1,230	11,408	7,311	35,121
Other	3	23	11	70
Total fees and expenses	1,233	11,431	7,322	35,191
Net investment income	6,696	34,732	30,393	156,243
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(4,530)	(30,083)	(26,576)	(117,105)
Affiliated issuers	(3)	(31)	(11)	(147)
In-kind redemptions	4,008	244,301	51,868	1,151,061
Currency transactions	(7)	(121)	(66)	(786)
	(532)	214,066	25,215	1,033,023
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	71,977	711,746	262,066	2,315,902
Affiliated issuers	(1)	(7)	(6)	(77)
Currency translations	—	(6)	(70)	(5)
	71,976	711,733	261,990	2,315,820
Net realized gain (loss) and unrealized appreciation (depreciation)	71,444	925,799	287,205	3,348,843
Net increase (decrease) in net assets resulting from operations	$78,140	$960,531	$317,598	$3,505,086

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

44	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)unaudited
Statements of operations for the six months ended November 30, 2025 (continued)(dollars in thousands)

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$4,998	$35,406	$37,859	$4,963
Affiliated issuers	581	3,357	4,512	234
	5,579	38,763	42,371	5,197
Securities lending income (net of fees)	—	17	10	—
	5,579	38,780	42,381	5,197
Fees and expenses:
Investment advisory services	2,007	16,388	30,244	1,313
Other	3	23	51	2
Total fees and expenses	2,010	16,411	30,295	1,315
Net investment income	3,569	22,369	12,086	3,882
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(12,033)	(176,549)	(200,699)	(4,627)
Affiliated issuers	(3)	8	— †	— †
In-kind redemptions	13,124	476,484	443,766	3,724
Currency transactions	(34)	(14)	(139)	(26)
	1,054	299,929	242,928	(929)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	89,006	594,727	1,882,299	55,418
Affiliated issuers	(3)	— †	(49)	— †
Currency translations	(12)	(51)	4	(12)
	88,991	594,676	1,882,254	55,406
Net realized gain (loss) and unrealized appreciation (depreciation)	90,045	894,605	2,125,182	54,477
Net increase (decrease) in net assets resulting from operations	$93,614	$916,974	$2,137,268	$58,359

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	45

Financial statements (continued)unaudited
Statements of operations for the six months ended November 30, 2025 (continued)(dollars in thousands)

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$7,088	$32,167	$5,309
Affiliated issuers	775	2,272	466
	7,863	34,439	5,775
Securities lending income (net of fees)	—	14	— †
	7,863	34,453	5,775
Fees and expenses:
Investment advisory services	2,688	10,780	2,476
Other	3	13	2
Total fees and expenses	2,691	10,793	2,478
Net investment income	5,172	23,660	3,297
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(11,497)	(31,144)	(4,892)
Affiliated issuers	(7)	31	1
In-kind redemptions	6,762	117,083	3,373
Currency transactions	115	(692)	(88)
	(4,627)	85,278	(1,606)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	68,540	418,673	103,916
Affiliated issuers	(2)	(9)	(2)
Currency translations	(65)	(135)	(3)
	68,473	418,529	103,911
Net realized gain (loss) and unrealized appreciation (depreciation)	63,846	503,807	102,305
Net increase (decrease) in net assets resulting from operations	$69,018	$527,467	$105,602

*	Additional information related to non-U.S. taxes is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

46	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Conservative Equity ETF		Core Equity ETF		Dividend Growers ETF
	Six months ended	Period ended	Six months ended	Year ended	Six months ended	Year ended
	November 30, 2025*	May 31, 2025†	November 30, 2025*	May 31, 2025	November 30, 2025*	May 31, 2025
Operations:
Net investment income	$6,696	$3,016	$34,732	$47,931	$30,393	$36,499
Net realized gain (loss)	(532)	(4,599)	214,066	131,859	25,215	10,937
Net unrealized appreciation (depreciation)	71,976	13,870	711,733	268,858	261,990	180,324
Net increase (decrease) in net assets resulting from operations	78,140	12,287	960,531	448,648	317,598	227,760
Distributions paid to shareholders	(4,403)	(1,857)	(32,986)	(42,811)	(32,504)	(23,975)
Net capital share transactions	696,222	363,882	1,692,715	2,359,081	1,238,245	1,768,682
Total increase (decrease) in net assets	769,959	374,312	2,620,260	2,764,918	1,523,339	1,972,467
Net assets:
Beginning of period	374,312	—	5,483,239	2,718,321	2,329,675	357,208
End of period	$1,144,271	$374,312	$8,103,499	$5,483,239	$3,853,014	$2,329,675

	Dividend Value ETF		Global Equity ETF		Global Growth Equity ETF
	Six months ended	Year ended	Six months ended	Period ended	Six months ended	Year ended
	November 30, 2025*	May 31, 2025	November 30, 2025*	May 31, 2025†	November 30, 2025*	May 31, 2025
Operations:
Net investment income	$156,243	$202,358	$3,569	$2,503	$22,369	$50,585
Net realized gain (loss)	1,033,023	655,267	1,054	(4,858)	299,929	(52,711)
Net unrealized appreciation (depreciation)	2,315,820	720,335	88,991	29,979	594,676	280,599
Net increase (decrease) in net assets resulting from operations	3,505,086	1,577,960	93,614	27,624	916,974	278,473
Distributions paid to shareholders	(133,976)	(186,907)	—	(275)	(59,761)	(45,632)
Net capital share transactions	5,547,726	7,040,368	881,336	370,657	1,232,420	1,986,014
Total increase (decrease) in net assets	8,918,836	8,431,421	974,950	398,006	2,089,633	2,218,855
Net assets:
Beginning of period	16,677,045	8,245,624	398,006	—	5,814,946	3,596,091
End of period	$25,595,881	$16,677,045	$1,372,956	$398,006	$7,904,579	$5,814,946

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	47

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Growth ETF		International Core Equity ETF		International Equity ETF
	Six months ended	Year ended	Six months ended	Period ended	Six months ended	Year ended
	November 30, 2025*	May 31, 2025	November 30, 2025*	May 31, 2025†	November 30, 2025*	May 31, 2025
Operations:
Net investment income	$12,086	$22,785	$3,882	$2,552	$5,172	$7,193
Net realized gain (loss)	242,928	457,757	(929)	(2,767)	(4,627)	(9,550)
Net unrealized appreciation (depreciation)	1,882,254	1,072,523	55,406	16,573	68,473	66,341
Net increase (decrease) in net assets resulting from operations	2,137,268	1,553,065	58,359	16,358	69,018	63,984
Distributions paid to shareholders	—	(26,727)	(3,648)	(610)	(6,303)	(2,252)
Net capital share transactions	4,081,668	4,968,073	513,472	208,978	574,353	470,426
Total increase (decrease) in net assets	6,218,936	6,494,411	568,183	224,726	637,068	532,158
Net assets:
Beginning of period	12,222,699	5,728,288	224,726	—	675,424	143,266
End of period	$18,441,635	$12,222,699	$792,909	$224,726	$1,312,492	$675,424

	International Focus Equity ETF		New Geography Equity ETF
	Six months ended	Year ended	Six months ended	Period ended
	November 30, 2025*	May 31, 2025	November 30, 2025*	May 31, 2025†
Operations:
Net investment income	$23,660	$49,778	$3,297	$2,100
Net realized gain (loss)	85,278	(48,287)	(1,606)	(5,379)
Net unrealized appreciation (depreciation)	418,529	90,869	103,911	28,631
Net increase (decrease) in net assets resulting from operations	527,467	92,360	105,602	25,352
Distributions paid to shareholders	(41,005)	(27,876)	—	(279)
Net capital share transactions	151,408	1,023,754	612,366	409,464
Total increase (decrease) in net assets	637,870	1,088,238	717,968	434,537
Net assets:
Beginning of period	3,667,486	2,579,248	434,537	—
End of period	$4,305,356	$3,667,486	$1,152,505	$434,537

*	Unaudited.
†	For the period June 25, 2024, commencement of operations, through May 31, 2025.
Refer to the notes to financial statements.

48	Capital Group Equity Exchange-Traded Funds

Notes to financial statementsunaudited
1.  Organization

Capital Group Conservative Equity ETF ("Conservative Equity ETF"), Capital Group Core Equity ETF (“Core Equity ETF”), Capital Group Dividend Growers ETF (“Dividend Growers ETF”), Capital Group Dividend Value ETF (“Dividend Value ETF”), Capital Group Global Equity ETF (“Global Equity ETF”), Capital Group Global Growth Equity ETF (“Global Growth Equity ETF”), Capital Group Growth ETF (“Growth ETF”), Capital Group International Core Equity ETF (“International Core Equity ETF”), Capital Group International Equity ETF (“International Equity ETF”), Capital Group International Focus Equity ETF (“International Focus Equity ETF”), and Capital Group New Geography Equity ETF (“New Geography Equity ETF") (each a “fund”, or collectively the “funds”) each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end nondiversified management investment companies.
The funds’ investment objectives are as follows:
Conservative Equity ETF – To strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
Core Equity ETF – To achieve long-term growth of capital and income.
Dividend Growers ETF – To provide long-term total returns.
Dividend Value ETF – To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.
Global Equity ETF – To provide prudent growth of capital and conservation of principal.
Global Growth Equity ETF – To provide long-term growth of capital.
Growth ETF – To provide growth of capital.
International Core Equity ETF – To provide long-term growth of capital while providing current income.
International Equity ETF – To provide prudent growth of capital and conservation of principal.
International Focus Equity ETF – To provide long-term growth of capital.
New Geography Equity ETF – To provide long-term capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments – Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team.  A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals.  The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions.  Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Capital Group Equity Exchange-Traded Funds	49

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 ("the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

50	Capital Group Equity Exchange-Traded Funds

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Group Equity Exchange-Traded Funds	51

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of November 30, 2025, were as follows (dollars in thousands):
Conservative Equity ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
Core Equity ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
Dividend Growers ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
Dividend Value ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
Global Equity ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$316,884	$8,063	$—	$324,947
Industrials	266,535	—	—	266,535
Financials	214,740	—	—	214,740
Communication services	117,840	—	—	117,840
Health care	113,317	—	—	113,317
Consumer discretionary	93,409	—	—	93,409
Consumer staples	59,539	—	—	59,539
Utilities	52,889	—	—	52,889
Energy	36,216	—	—	36,216
Materials	29,549	—	—	29,549
Real estate	6,042	—	—	6,042
Short-term securities	57,271	—	—	57,271
Total	$1,364,231	$8,063	$—	$1,372,294

52	Capital Group Equity Exchange-Traded Funds

Global Growth Equity ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
Growth ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,512,762	$—	$—	$5,512,762
Communication services	3,310,346	—	—	3,310,346
Consumer discretionary	2,768,847	—	—	2,768,847
Health care	2,184,742	—	—	2,184,742
Industrials	1,727,448	—	—	1,727,448
Financials	1,421,081	—	—	1,421,081
Consumer staples	350,472	—	—	350,472
Materials	300,271	—	—	300,271
Energy	264,826	—	—	264,826
Utilities	135,213	—	—	135,213
Real estate	117,608	—	—	117,608
Rights & warrants	—	—	— *	— *
Short-term securities	355,076	—	—	355,076
Total	$18,448,692	$—	$— *	$18,448,692

*	Amount less than one thousand.
International Core Equity ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
International Equity ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
International Focus Equity ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
New Geography Equity ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$261,282	$—	$—	$261,282
Financials	213,710	—	—	213,710
Consumer discretionary	146,207	—	—	146,207
Industrials	141,475	—	—	141,475
Communication services	124,587	—	—	124,587
Health care	66,219	—	—	66,219
Materials	62,648	—	—	62,648
Consumer staples	50,370	—	—	50,370
Energy	26,232	—	—	26,232
Real estate	19,457	—	—	19,457
Utilities	15,255	—	—	15,255
Preferred securities	6,623	37	—	6,660
Short-term securities	19,842	—	—	19,842
Total	$1,153,907	$37	$—	$1,153,944

Capital Group Equity Exchange-Traded Funds	53

4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

54	Capital Group Equity Exchange-Traded Funds

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in developing countries — Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Capital Group Equity Exchange-Traded Funds	55

Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — As nondiversified funds, each fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. The value of each fund’s shares can be expected to fluctuate more than might be the case if each fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Capital Group Global Growth Equity ETF	$9,564	$9,756	—	$8,780
Capital Group Growth ETF	7,156	7,314	—	6,583
Capital Group International Core Equity ETF	1,225	1,256	—	1,130

56	Capital Group Equity Exchange-Traded Funds

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended November 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended November 30, 2025, some of the funds recognized EU reclaims and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Core Equity ETF	$38	$—	$— *
Growth ETF	44	—	— *
International Focus Equity ETF	384	—	—

*	Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. For U.S. income tax purposes, EU reclaims received by the funds reduce the amount of foreign taxes that the fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Capital Group Equity Exchange-Traded Funds	57

Additional tax basis disclosures for each fund as of November 30, 2025, were as follows (dollars in thousands):
	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
As of May 31, 2025
Undistributed ordinary income	$1,159	$10,505	$15,369	$43,101
Capital loss carryforward*	(5,729)	(275,522)	(49,802)	(732,949)
As of November 30, 2025
Gross unrealized appreciation on investments	113,704	1,584,271	555,829	4,541,941
Gross unrealized depreciation on investments	(28,842)	(160,826)	(93,372)	(329,496)
Net unrealized appreciation (depreciation) on investments	84,862	1,423,445	462,457	4,212,445
Cost of investments	1,057,955	6,675,731	3,384,712	21,362,363

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
As of May 31, 2025
Undistributed ordinary income	$2,241	$59,770	$—	$1,916
Capital loss carryforward*	(5,486)	(328,337)	(407,252)	(2,892)
As of November 30, 2025
Gross unrealized appreciation on investments	143,133	1,591,787	4,446,038	82,150
Gross unrealized depreciation on investments	(24,260)	(204,565)	(428,200)	(10,473)
Net unrealized appreciation (depreciation) on investments	118,873	1,387,222	4,017,838	71,677
Cost of investments	1,253,421	6,502,967	14,430,853	721,336

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
As of May 31, 2025
Undistributed ordinary income	$6,303	$41,004	$2,278
Capital loss carryforward*	(15,176)	(293,417)	(3,815)
As of November 30, 2025
Gross unrealized appreciation on investments	167,259	958,674	149,986
Gross unrealized depreciation on investments	(22,523)	(75,368)	(18,850)
Net unrealized appreciation (depreciation) on investments	144,736	883,306	131,136
Cost of investments	1,166,788	3,429,600	1,022,809

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Six months ended November 30, 2025			Year ended May 31, 2025
Fund	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Conservative Equity ETF	$4,403	$—	$4,403	$1,857 †	$—	$1,857 †
Core Equity ETF	32,986	—	32,986	42,811	—	42,811
Dividend Growers ETF	32,504	—	32,504	23,975	—	23,975
Dividend Value ETF	133,976	—	133,976	186,907	—	186,907
Global Equity ETF	—	—	—	275 †	—	275 †
Global Growth Equity ETF	59,761	—	59,761	45,632	—	45,632
Growth ETF	—	—	—	26,727	—	26,727
International Core Equity ETF	3,648	—	3,648	610 †	—	610 †
International Equity ETF	6,303	—	6,303	2,252	—	2,252
International Focus Equity ETF	41,005	—	41,005	27,876	—	27,876
New Geography Equity ETF	—	—	—	279 †	—	279 †

†	For the period June 25, 2024, commencement of operations, through May 31, 2025.

58	Capital Group Equity Exchange-Traded Funds

7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Conservative Equity ETF	0.33%
Core Equity ETF	0.33
Dividend Growers ETF	0.47
Dividend Value ETF	0.33
Global Equity ETF	0.47
Global Growth Equity ETF	0.47
Growth ETF	0.39
International Core Equity ETF	0.54
International Equity ETF	0.54
International Focus Equity ETF	0.54
New Geography Equity ETF	0.64
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.
Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Capital Group Equity Exchange-Traded Funds	59

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of November 30, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Conservative Equity ETF	$1,473	$845	$(22)
Core Equity ETF	52,376	146	(8)
Dividend Growers ETF	43,915	5,138	(108)
Dividend Value ETF	164,674	12,151	(182)
Global Growth Equity ETF	63,716	22,363	(2,278)
Growth ETF	49,211	112,398	(1,805)
International Core Equity ETF	828	142	(24)
International Equity ETF	6,923	—	—
International Focus Equity ETF	10,290	15,478	(1,669)
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the period ended November 30, 2025.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.
Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

60	Capital Group Equity Exchange-Traded Funds

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Conservative Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$713,730	24,240	$—	—	$(17,508)	(600)	$696,222	23,640
For the period June 25, 2024*, through May 31, 2025
$382,288	14,244	$—	—	$(18,406)	(720)	$363,882	13,524
Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$2,317,635	60,380	$—	—	$(624,920)	(16,400)	$1,692,715	43,980
Year ended May 31, 2025
$3,461,880	101,800	$—	—	$(1,102,799)	(32,520)	$2,359,081	69,280
Dividend Growers ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$1,438,555	42,200	$—	—	$(200,310)	(5,840)	$1,238,245	36,360
Year ended May 31, 2025
$1,995,909	66,440	$—	—	$(227,227)	(7,400)	$1,768,682	59,040
Dividend Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$8,746,471	212,120	$—	—	$(3,198,745)	(77,340)	$5,547,726	134,780
Year ended May 31, 2025
$11,306,331	318,640	$—	—	$(4,265,963)	(120,540)	$7,040,368	198,100
Global Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$929,273	30,880	$—	—	$(47,937)	(1,560)	$881,336	29,320
For the period June 25, 2024*, through May 31, 2025
$374,856	14,364	$—	—	$(4,199)	(160)	$370,657	14,204
Refer to the end of table(s) for footnote(s).

Capital Group Equity Exchange-Traded Funds	61

Global Growth Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$2,315,515	70,160	$—	—	$(1,083,095)	(32,920)	$1,232,420	37,240
Year ended May 31, 2025
$2,453,618	83,440	$—	—	$(467,604)	(15,840)	$1,986,014	67,600
Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$4,978,986	117,280	$—	—	$(897,318)	(21,180)	$4,081,668	96,100
Year ended May 31, 2025
$6,319,067	175,640	$—	—	$(1,350,994)	(36,820)	$4,968,073	138,820
International Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$525,560	17,480	$—	—	$(12,088)	(400)	$513,472	17,080
For the period June 25, 2024*, through May 31, 2025
$216,959	8,284	$—	—	$(7,981)	(320)	$208,978	7,964
International Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$599,319	18,080	$—	—	$(24,966)	(760)	$574,353	17,320
Year ended May 31, 2025
$483,528	16,440	$—	—	$(13,102)	(440)	$470,426	16,000
International Focus Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$498,038	17,360	$—	—	$(346,630)	(12,280)	$151,408	5,080
Year ended May 31, 2025
$1,288,750	49,960	$—	—	$(264,996)	(10,280)	$1,023,754	39,680
Refer to the end of table(s) for footnote(s).

62	Capital Group Equity Exchange-Traded Funds

New Geography Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$621,762	20,760	$—	—	$(9,396)	(320)	$612,366	20,440
For the period June 25, 2024*, through May 31, 2025
$411,638	16,044	$—	—	$(2,174)	(80)	$409,464	15,964

*	Commencement of operations.
10.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended November 30, 2025 (dollars in thousands):
Fund	Purchases	Sales
Conservative Equity ETF	$127,867	$82,204
Core Equity ETF	956,511	361,585
Dividend Growers ETF	792,055	493,984
Dividend Value ETF	4,784,722	1,771,563
Global Equity ETF	180,493	125,501
Global Growth Equity ETF	2,001,039	947,958
Growth ETF	2,511,021	1,445,542
International Core Equity ETF	156,068	70,656
International Equity ETF	235,944	164,014
International Focus Equity ETF	1,288,991	829,841
New Geography Equity ETF	407,619	163,627
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended November 30, 2025 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Conservative Equity ETF	$665,930	$17,809
Core Equity ETF	1,653,460	617,866
Dividend Growers ETF	1,127,301	198,867
Dividend Value ETF	5,397,167	3,197,704
Global Equity ETF	832,281	49,220
Global Growth Equity ETF	1,150,056	1,076,628
Growth ETF	4,011,869	895,212
International Core Equity ETF	429,507	11,979
International Equity ETF	527,417	24,510
International Focus Equity ETF	154,578	312,340
New Geography Equity ETF	375,929	9,212

Capital Group Equity Exchange-Traded Funds	63

The following table presents additional information for each fund for the six months ended November 30, 2025 (dollars in thousands):
Fund	Non-U.S. taxes paid on dividend income	Non-U.S. taxes paid on realized gains	Non-U.S. taxes provided on unrealized appreciation
Conservative Equity ETF	$51	$—	$—
Core Equity ETF	287	—	—
Dividend Growers ETF	1,412	—	—
Dividend Value ETF	1,874	—	—
Global Equity ETF	221	—	—
Global Growth Equity ETF	2,133	—	2,281
Growth ETF	843	—	—
International Core Equity ETF	529	8	242
International Equity ETF	582	—	—
International Focus Equity ETF	2,762	675	12,999
New Geography Equity ETF	622	26	2,349
11.  Ownership Concentration

At November 30, 2025, American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio held 27% and 16% of the outstanding shares of Capital Group Conservative Equity ETF and Capital Group Dividend Growers ETF, respectively. CRMC is the investment adviser to American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio.

64	Capital Group Equity Exchange-Traded Funds

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Conservative Equity ETF
11/30/2025[3,4]	$27.68	$.39	$2.92	$3.31	$(.20 )	$—	$(.20 )	$30.79	11.99%[5]	$1,144	.33%[6]	1.80%[6]
5/31/2025[3,7]	24.93	.50	2.53	3.03	(.28 )	—	(.28 )	27.68	12.19 [5]	374	.33 [6]	1.99 [6]
Core Equity ETF
11/30/2025[3,4]	$35.06	$.22	$5.35	$5.57	$(.19 )	$—	$(.19 )	$40.44	15.92%[5]	$8,103	.33%[6]	1.00%[6]
5/31/2025	31.21	.40	3.82	4.22	(.37 )	—	(.37 )	35.06	13.55	5,483.33		1.17
5/31/2024	24.33	.38	6.84	7.22	(.34 )	—	(.34 )	31.21	29.90	2,718.33		1.34
5/31/2023	23.72	.39	.52	.91	(.30 )	—	(.30 )	24.33	3.96	893.33		1.70
5/31/2022[3,8]	24.63	.08	(.96 )	(.88 )	(.03 )	—	(.03 )	23.72	(3.59)[5]	164	.09 [5]	.34 [5]
Dividend Growers ETF
11/30/2025[3,4]	$32.59	$.41	$3.11	$3.52	$(.38 )	$—	$(.38 )	$35.73	10.86%[5]	$3,853	.47%[6]	1.95%[6]
5/31/2025	28.71	.82	3.72	4.54	(.66 )	—	(.66 )	32.59	16.05	2,330.47		2.70
5/31/2024[3,9]	24.76	.68	3.49	4.17	(.22 )	—	(.22 )	28.71	16.86 [5]	357	.47 [6]	3.73 [6]
Dividend Value ETF
11/30/2025[3,4]	$37.11	$.35	$6.63	$6.98	$(.27 )	$—	$(.27 )	$43.82	18.85%[5]	$25,596	.33%[6]	1.47%[6]
5/31/2025	32.82	.60	4.26	4.86	(.57 )	—	(.57 )	37.11	14.91	16,677.33		1.68
5/31/2024	25.39	.59	7.34	7.93	(.50 )	—	(.50 )	32.82	31.48	8,246.33		1.99
5/31/2023	24.57	.52	.68	1.20	(.38 )	—	(.38 )	25.39	5.12	2,192.33		2.16
5/31/2022[3,8]	24.71	.10	(.21 )	(.11 )	(.03 )	—	(.03 )	24.57	(.46 )[5]	301	.09 [5]	.41 [5]
Global Equity ETF
11/30/2025[3,4]	$28.02	$.20	$3.32	$3.52	$—	$—	$—	$31.54	12.56%[5]	$1,373	.47%[6]	.84%[6]
5/31/2025[3,7]	25.04	.51	2.56	3.07	(.09 )	—	(.09 )	28.02	12.29 [5]	398	.47 [6]	2.10 [6]
Global Growth Equity ETF
11/30/2025[3,4]	$30.36	$.12	$4.37	$4.49	$(.30 )	$—	$(.30 )	$34.55	14.89%[5]	$7,905	.47%[6]	.64%[6]
5/31/2025	29.02	.32	1.34	1.66	(.32 )	—	(.32 )	30.36	5.76	5,815.47		1.08
5/31/2024	23.22	.28	5.72	6.00	(.20 )	—	(.20 )	29.02	25.97	3,596.47		1.08
5/31/2023	21.67	.28	1.39	1.67	(.12 )	—	(.12 )	23.22	7.80	1,622.47		1.27
5/31/2022[3,8]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)[5]	220	.13 [5]	.38 [5]
Growth ETF
11/30/2025[3,4]	$38.16	$.04	$6.09	$6.13	$—	$—	$—	$44.29	16.06%[5]	$18,442	.39%[6]	.16%[6]
5/31/2025	31.57	.09	6.62	6.71	(.12 )	—	(.12 )	38.16	21.29	12,223.39		.26
5/31/2024	23.39	.12	8.17	8.29	(.11 )	—	(.11 )	31.57	35.55	5,728.39		.44
5/31/2023	22.28	.13	1.05	1.18	(.07 )	—	(.07 )	23.39	5.33	2,064.39		.62
5/31/2022[3,8]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)[5]	285	.10 [5]	.13 [5]
International Core Equity ETF
11/30/2025[3,4]	$28.22	$.39	$3.35	$3.74	$(.30 )	$—	$(.30 )	$31.66	13.35%[5]	$793	.54%[6]	1.60%[6]
5/31/2025[3,7]	25.06	.91	2.47	3.38	(.22 )	—	(.22 )	28.22	13.60 [5]	225	.54 [6]	3.79 [6]
International Equity ETF
11/30/2025[3,4]	$32.28	$.24	$2.07	$2.31	$(.27 )	$—	$(.27 )	$34.32	7.20%[5]	$1,312	.54%[6]	1.04%[6]
5/31/2025	29.10	.70	2.83	3.53	(.35 )	—	(.35 )	32.28	12.30	675.54		2.39
5/31/2024[3,9]	24.82	.51	3.82	4.33	(.05 )	—	(.05 )	29.10	17.47 [5]	143	.54 [6]	2.77 [6]
Refer to the end of the table(s) for footnote(s).

Capital Group Equity Exchange-Traded Funds	65

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
International Focus Equity ETF
11/30/2025[3,4]	$26.38	$.17	$3.62	$3.79	$(.29 )	$—	$(.29 )	$29.88	14.50%[5]	$4,305	.54%[6]	1.19%[6]
5/31/2025	25.97	.41	.25	.66	(.25 )	—	(.25 )	26.38	2.58	3,667.54		1.60
5/31/2024	22.45	.30	3.46	3.76	(.24 )	—	(.24 )	25.97	16.85	2,579.54		1.26
5/31/2023	22.82	.38	(.55 )	(.17 )	(.20 )	—	(.20 )	22.45	(.68 )	1,298.54		1.74
5/31/2022[3,8]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)[5]	188	.14 [5]	1.07 [5]
New Geography Equity ETF
11/30/2025[3,4]	$27.22	$.20	$4.24	$4.44	$—	$—	$—	$31.66	16.31%[5]	$1,153	.64%[6]	.85%[6]
5/31/2025[3,7]	25.04	.40	1.85	2.25	(.07 )	—	(.07 )	27.22	9.00 [5]	435	.64 [6]	1.70 [6]

Portfolio turnover rate[10]	Six months ended November 30, 2025[3,4,5]	Year ended May 31, 2025	Year ended May 31, 2024	Year ended May 31, 2023	Period ended May 31, 2022[3,5,8]
Conservative Equity ETF	11%	30%[3,5,7]
Core Equity ETF	5	34	22%	34%	8%
Dividend Growers ETF	16	25	20 [3,5,9]
Dividend Value ETF	9	29	25	30	3
Global Equity ETF	15	22 [3,5,7]
Global Growth Equity ETF	14	26	31	39	17
Growth ETF	9	16	22	33	9
International Core Equity ETF	15	43 [3,5,7]
International Equity ETF	17	22	23 [3,5,9]
International Focus Equity ETF	21	53	36	43	21
New Geography Equity ETF	22	49 [3,5,7]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period June 25, 2024, commencement of operations, through May 31, 2025.
[8]	For the period February 22, 2022, commencement of operations, through May 31, 2022.
[9]	For the period September 26, 2023, commencement of operations, through May 31, 2024.
[10]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

66	Capital Group Equity Exchange-Traded Funds

Changes in and disagreements with accountants

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF (each a “fund”, or collectively the funds”), for the fiscal year ending May 31, 2026 audits. The change in each fund’s independent registered public accounting firm was approved by each fund’s board of trustees, including a majority of the independent trustees, upon recommendation of each fund’s audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the funds’ financial statements as of and for the fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the funds’ fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) and the subsequent interim period through July 14, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the funds’ financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the funds’ fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) and the subsequent interim period through July 14, 2025, neither the funds nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Capital Group Equity Exchange-Traded Funds	67

Matters submitted for shareholder vote

Results of special meeting of shareholders
Capital Group Conservative Equity ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
29,144,000
Total shares voting on November 25, 2025:
25,756,488 (88.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	25,729,624	99.9%	26,864	0.1%
Mathews Cherian	25,729,314	99.9%	27,174	0.1%
John G. Freund	25,736,574	99.9%	19,914	0.1%
Pablo R. González Guajardo	24,272,435	94.2%	1,484,053	5.8%
Pedro J. Greer, Jr.	25,736,264	99.9%	20,224	0.1%
Merit E. Janow	25,736,264	99.9%	20,224	0.1%
William D. Jones	25,736,574	99.9%	19,914	0.1%
Earl Lewis, Jr.	25,736,574	99.9%	19,914	0.1%
Kenneth M. Simril	25,736,264	99.9%	20,224	0.1%
Christopher E. Stone	25,736,574	99.9%	19,914	0.1%
Kathy J. Williams	25,735,039	99.9%	21,449	0.1%
Amy Zegart	25,730,039	99.9%	26,449	0.1%

68	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Core Equity ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
181,444,000
Total shares voting on November 25, 2025:
135,875,441 (74.9% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	135,455,365	99.7%	420,075	0.3%
Vanessa C. L. Chang	135,415,561	99.7%	459,879	0.3%
Francisco G. Cigarroa	135,436,082	99.7%	439,358	0.3%
Nariman Farvardin	135,416,014	99.7%	459,426	0.3%
Jennifer C. Feikin	135,419,144	99.7%	456,296	0.3%
John G. Freund	135,429,558	99.7%	445,882	0.3%
Leslie Stone Heisz	135,416,517	99.7%	458,923	0.3%
Sharon I. Meers	135,416,984	99.7%	458,456	0.3%
William L. Robbins	135,464,810	99.7%	410,630	0.3%
Kenneth M. Simril	135,421,649	99.7%	453,791	0.3%
Margaret Spellings	135,267,228	99.6%	608,212	0.4%
Christopher E. Stone	135,436,634	99.7%	438,806	0.3%
Alexandra Trower	135,424,056	99.7%	451,384	0.3%
Paul S. Williams	135,425,818	99.7%	449,622	0.3%

Capital Group Equity Exchange-Traded Funds	69

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Dividend Growers ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
93,164,000
Total shares voting on November 25, 2025:
74,573,825 (80.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	74,452,493	99.8%	121,332	0.2%
Mathews Cherian	74,459,968	99.8%	113,857	0.2%
John G. Freund	74,459,921	99.8%	113,904	0.2%
Pablo R. González Guajardo	69,182,103	92.8%	5,391,722	7.2%
Pedro J. Greer, Jr.	74,451,395	99.8%	122,430	0.2%
Merit E. Janow	74,462,860	99.9%	110,965	0.1%
William D. Jones	74,458,827	99.8%	114,998	0.2%
Earl Lewis, Jr.	74,458,670	99.8%	115,155	0.2%
Kenneth M. Simril	74,455,818	99.8%	118,007	0.2%
Christopher E. Stone	74,463,225	99.9%	110,600	0.1%
Kathy J. Williams	74,458,043	99.8%	115,782	0.2%
Amy Zegart	74,457,479	99.8%	116,346	0.2%

70	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Dividend Value ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
512,024,000
Total shares voting on November 25, 2025:
384,876,865 (75.2% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	322,263,130	83.7%	62,613,735	16.3%
Charles E. Andrews	384,014,011	99.8%	862,854	0.2%
Joseph J. Bonner	384,024,618	99.8%	852,247	0.2%
Michael C. Camuñez	384,048,608	99.8%	828,257	0.2%
Vanessa C. L. Chang	383,833,245	99.7%	1,043,620	0.3%
Cecilia V. Estolano	384,023,762	99.8%	853,103	0.2%
Bradford F. Freer	384,073,214	99.8%	803,651	0.2%
Yvonne L. Greenstreet	384,071,298	99.8%	805,566	0.2%
Martin E. Koehler	384,039,797	99.8%	837,068	0.2%
Sharon I. Meers	384,054,391	99.8%	822,474	0.2%
Pascal Millaire	384,054,786	99.8%	822,079	0.2%
William I. Miller	384,039,447	99.8%	837,417	0.2%
Anne-Marie Peterson	384,087,402	99.8%	789,463	0.2%
Josette Sheeran	384,025,572	99.8%	851,293	0.2%

Capital Group Equity Exchange-Traded Funds	71

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Global Equity ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
31,404,000
Total shares voting on November 25, 2025:
25,326,996 (80.6% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	25,314,211	99.9%	12,785	0.1%
Mathews Cherian	25,317,819	100.0%	9,177	0.0%
John G. Freund	25,317,563	100.0%	9,433	0.0%
Pablo R. González Guajardo	22,838,198	90.2%	2,488,798	9.8%
Pedro J. Greer, Jr.	25,317,266	100.0%	9,730	0.0%
Merit E. Janow	25,317,626	100.0%	9,370	0.0%
William D. Jones	25,317,819	100.0%	9,177	0.0%
Earl Lewis, Jr.	25,317,819	100.0%	9,177	0.0%
Kenneth M. Simril	25,315,344	100.0%	11,652	0.0%
Christopher E. Stone	25,317,819	100.0%	9,177	0.0%
Kathy J. Williams	25,317,539	100.0%	9,457	0.0%
Amy Zegart	25,318,145	100.0%	8,851	0.0%

72	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Global Growth Equity ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
210,204,000
Total shares voting on November 25, 2025:
156,129,037 (74.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	155,615,759	99.7%	513,278	0.3%
Vanessa C. L. Chang	155,587,350	99.7%	541,687	0.3%
Francisco G. Cigarroa	155,596,013	99.7%	533,024	0.3%
Nariman Farvardin	155,593,721	99.7%	535,316	0.3%
Jennifer C. Feikin	155,596,993	99.7%	532,044	0.3%
John G. Freund	155,603,666	99.7%	525,371	0.3%
Leslie Stone Heisz	155,597,544	99.7%	531,493	0.3%
Sharon I. Meers	155,600,958	99.7%	528,079	0.3%
William L. Robbins	155,617,636	99.7%	511,401	0.3%
Kenneth M. Simril	155,605,306	99.7%	523,731	0.3%
Margaret Spellings	155,588,758	99.7%	540,279	0.3%
Christopher E. Stone	155,601,365	99.7%	527,672	0.3%
Alexandra Trower	155,607,179	99.7%	521,858	0.3%
Paul S. Williams	155,602,340	99.7%	526,697	0.3%

Capital Group Equity Exchange-Traded Funds	73

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Growth ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
362,804,000
Total shares voting on November 25, 2025:
269,624,853 (74.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	268,518,213	99.6%	1,106,640	0.4%
Vanessa C. L. Chang	268,664,840	99.6%	960,013	0.4%
Francisco G. Cigarroa	268,715,983	99.7%	908,870	0.3%
Nariman Farvardin	268,698,385	99.7%	926,468	0.3%
Jennifer C. Feikin	268,736,093	99.7%	888,760	0.3%
John G. Freund	268,674,979	99.6%	949,874	0.4%
Leslie Stone Heisz	268,728,075	99.7%	896,778	0.3%
Sharon I. Meers	268,765,085	99.7%	859,768	0.3%
William L. Robbins	268,562,858	99.6%	1,061,995	0.4%
Kenneth M. Simril	268,747,285	99.7%	877,568	0.3%
Margaret Spellings	268,748,186	99.7%	876,667	0.3%
Christopher E. Stone	268,700,376	99.7%	924,477	0.3%
Alexandra Trower	268,753,961	99.7%	870,892	0.3%
Paul S. Williams	268,748,658	99.7%	876,195	0.3%

74	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group International Core Equity ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
15,364,000
Total shares voting on November 25, 2025:
11,100,537 (72.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	10,700,479	96.4%	400,058	3.6%
Charles E. Andrews	10,997,302	99.1%	103,235	0.9%
Joseph J. Bonner	10,998,309	99.1%	102,228	0.9%
Michael C. Camuñez	10,997,328	99.1%	103,209	0.9%
Vanessa C. L. Chang	10,935,230	98.5%	165,307	1.5%
Cecilia V. Estolano	10,997,515	99.1%	103,022	0.9%
Bradford F. Freer	11,007,600	99.2%	92,937	0.8%
Yvonne L. Greenstreet	11,007,786	99.2%	92,751	0.8%
Martin E. Koehler	10,997,221	99.1%	103,316	0.9%
Sharon I. Meers	11,007,786	99.2%	92,751	0.8%
Pascal Millaire	10,996,633	99.1%	103,904	0.9%
William I. Miller	10,997,603	99.1%	102,934	0.9%
Anne-Marie Peterson	10,998,415	99.1%	102,122	0.9%
Josette Sheeran	10,997,709	99.1%	102,828	0.9%

Capital Group Equity Exchange-Traded Funds	75

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group International Equity ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
29,844,000
Total shares voting on November 25, 2025:
23,929,771 (80.2% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	23,716,572	99.1%	213,199	0.9%
Mathews Cherian	23,717,410	99.1%	212,361	0.9%
John G. Freund	23,723,441	99.1%	206,330	0.9%
Pablo R. González Guajardo	20,214,108	84.5%	3,715,663	15.5%
Pedro J. Greer, Jr.	23,721,010	99.1%	208,761	0.9%
Merit E. Janow	23,719,401	99.1%	210,370	0.9%
William D. Jones	23,723,530	99.1%	206,241	0.9%
Earl Lewis, Jr.	23,720,522	99.1%	209,249	0.9%
Kenneth M. Simril	23,719,984	99.1%	209,787	0.9%
Christopher E. Stone	23,722,835	99.1%	206,936	0.9%
Kathy J. Williams	23,724,300	99.1%	205,471	0.9%
Amy Zegart	23,717,463	99.1%	212,308	0.9%

76	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group International Focus Equity ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
139,764,000
Total shares voting on November 25, 2025:
108,301,787 (77.5% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	93,271,911	86.1%	15,029,876	13.9%
Charles E. Andrews	107,955,771	99.7%	346,016	0.3%
Joseph J. Bonner	107,961,074	99.7%	340,713	0.3%
Michael C. Camuñez	107,977,393	99.7%	324,394	0.3%
Vanessa C. L. Chang	105,962,308	97.8%	2,339,479	2.2%
Cecilia V. Estolano	108,020,996	99.7%	280,791	0.3%
Bradford F. Freer	107,919,289	99.6%	382,498	0.4%
Yvonne L. Greenstreet	108,033,588	99.8%	268,199	0.2%
Martin E. Koehler	107,963,304	99.7%	338,483	0.3%
Sharon I. Meers	108,019,649	99.7%	282,138	0.3%
Pascal Millaire	107,967,014	99.7%	334,773	0.3%
William I. Miller	107,961,654	99.7%	340,133	0.3%
Anne-Marie Peterson	107,974,786	99.7%	327,001	0.3%
Josette Sheeran	108,013,556	99.7%	288,231	0.3%

Capital Group Equity Exchange-Traded Funds	77

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group New Geography Equity ETF
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
25,604,000
Total shares voting on November 25, 2025:
20,740,523 (81.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	17,996,162	86.8%	2,744,361	13.2%
Charles E. Andrews	20,710,366	99.9%	30,157	0.1%
Joseph J. Bonner	20,710,366	99.9%	30,157	0.1%
Michael C. Camuñez	20,709,761	99.9%	30,762	0.1%
Vanessa C. L. Chang	20,703,795	99.8%	36,728	0.2%
Cecilia V. Estolano	20,710,985	99.9%	29,538	0.1%
Bradford F. Freer	20,710,487	99.9%	30,036	0.1%
Yvonne L. Greenstreet	20,711,729	99.9%	28,794	0.1%
Martin E. Koehler	20,710,366	99.9%	30,157	0.1%
Sharon I. Meers	20,711,729	99.9%	28,794	0.1%
Pascal Millaire	20,709,687	99.9%	30,836	0.1%
William I. Miller	20,710,366	99.9%	30,157	0.1%
Anne-Marie Peterson	20,711,608	99.9%	28,915	0.1%
Josette Sheeran	20,710,864	99.9%	29,659	0.1%
Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

78	Capital Group Equity Exchange-Traded Funds

Approval of Investment Advisory and Service Agreement

The boards of Capital Group Conservative Equity ETF, Capital Group Growth ETF, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, Capital Group International Equity ETF, Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Dividend Growers ETF and Capital Group New Geography Equity ETF have approved the continuation of each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through July 31, 2026. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of all of each fund’s independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC in addition to information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative services provided by CRMC to each fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective and strategy. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2024 while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment operations and results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds, noting that each fund has a unitary fee structure. They observed that each fund’s advisory fees and expenses are competitive with, and compared favorably to, those of other similar active exchange-traded funds and institutional share classes for comparable open-end funds included in the applicable Lipper categories. The board and the committee also reviewed information regarding the effective advisory fees charged to other funds and accounts managed by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising each fund and the other clients. The board and the committee concluded that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.

Capital Group Equity Exchange-Traded Funds	79

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other funds it sponsors, including fees for administrative services; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the fees paid to CRMC by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to its U.S. registered fund business, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered that shareholders benefited from the unitary fee structure because expenses were limited. The board and the committee also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints. The board and the committee concluded that each fund’s contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

80	Capital Group Equity Exchange-Traded Funds

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

PwC's reports on the fund's financial statements as of and for the fiscal years ended May 31, 2024 and May 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fund's fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, neither the fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Growth ETF

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 30, 2026

By   /s/ Sandra Chuon

Sandra Chuon, Treasurer and

Principal Financial Officer

Date: January 30, 2026